File Nos. 333-69647
                                                                       811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _5_                                  [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _6_                                                  [X]


                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------
     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          1600 South Federal Highway
          Pompano Beach, FL 33062
          (954) 545-9620

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on April 30, 2004 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
- --------                                               --------

                                     PART A

Item 1.   Cover Page                                    Cover Page

Item 2.   Definitions                                   Index of Special Terms

Item 3.   Synopsis                                      Highlights

Item 4.   Condensed Financial Information               Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                       Investment Choices,
                                                        The Company,
                                                        Other Information

Item 6.   Deductions and Expenses                       Expenses


Item 7.   General Description of Variable Annuity
          Contracts                                     The Annuity Contract

Item 8.   Annuity Period                                Annuity Payments

Item 9.   Death Benefit                                 Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                   Surrenders

Item 12.  Taxes                                         Taxes

Item 13.  Legal Proceedings.                            Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                        Other Information

                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
- --------                                      --------

                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax sheltered annuity (TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and 5 investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The 5 investment options available are portfolios of Investors Mark Series Fund, Inc. and Janus Aspen Series, which are listed below. You can put your money in any of these options which are offered through our separate account, the FSL Separate Account M.

INVESTORS MARK SERIES FUND, INC.

    Money Market Portfolio
    Growth & Income Portfolio
    Large Cap Growth Portfolio
    Small Cap Equity Portfolio

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

    Janus Aspen Series International Growth Portfolio

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated April 30, 2004). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

    - are not bank deposits.
    - are not federally insured.
    - are not endorsed by any bank or governmental agency.
    - are not guaranteed and may be subject to loss of principal.

THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.


April 30, 2004



                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS ....................................................
HIGHLIGHTS ................................................................
FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES .........................
THE COMPANY ...............................................................
THE ANNUITY CONTRACT ......................................................
PURCHASE ..................................................................
INVESTMENT CHOICES ........................................................
EXPENSES ..................................................................
CONTRACT VALUE ............................................................
SURRENDERS ................................................................
DEATH BENEFIT .............................................................
ANNUITY PAYMENTS ..........................................................
OTHER BENEFITS ............................................................
TAXES .....................................................................
PERFORMANCE ...............................................................
OTHER INFORMATION .........................................................
APPENDIX ..................................................................


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase ........................................................
Accumulation Unit .........................................................
Annuitant .................................................................
Annuity Date ..............................................................
Annuity Options ...........................................................
Annuity Payments ..........................................................
Annuity Unit ..............................................................
Beneficiary ...............................................................
Income Phase ..............................................................
Investment Options ........................................................
Non-Qualified .............................................................
Qualified .................................................................




                                   HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and 5 investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and its not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look: If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Money Market Portfolio during the free-look period plus 5 days.

Taxes: The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Inquiries: If you need more information, please contact us at:

  Fidelity Security Life Insurance Company
  Annuity Products
  3130 Broadway
  Kansas City, MO 64111-2406

  (800) 648-8624


                FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment choices. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Surrender Charge: (as a percentage of purchase payments surrendered - see Notes 1, 2 and 3)


                      Easy Pay         Lump Sum
                      --------         --------
                         6%               7%
                         declining annually to 0% after year 9 for Easy Pay
                         Contracts and after year 7 for Lump Sum Contracts
                         (See Note 3 below)


Transfer Fee: (See Notes 4 & 5)       No charge for the first 12 transfers in a
                                      contract year during the accumulation
                                      phase; thereafter, the fee is $50 per
                                      transfer. There is no charge for the 4
                                      allowable transfers in a contract year
                                      during the income phase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value)

Mortality and Expense Risk Fees: (See Note 6)

   Lump Sum ................ 0.90%
   Easy Pay ................ 1.50% (0.90% if contract value exceeds $100,000)*


TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:

   Lump Sum ................ 0.90%
   Easy Pay ................ 1.50% (0.90% if contract value exceeds $100,000)*

*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

The next item shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.

                                                                  MINIMUM     MAXIMUM
                                                                  -------     -------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
  (expenses that are deducted from an investment option's
  assets, including management fees, distribution and/or
  service (12b-1) fees, and other expenses) .....................   .76%       2.75%

TOTAL ANNUAL NET INVESTMENT OPTION OPERATING EXPENSES AFTER FEE
  WAIVER AND/OR EXPENSE REIMBURSEMENT* ..........................   .50%       1.05%

*The range of Total Annual Net Investment Option Operating Expenses takes into account contractual arrangements for certain portfolios that require the advisor to waive or reimburse operating expenses until at least May 1, 2005.

The following table shows the annual operating expenses for each investment option for the year ended December 31, 2003, before and after any applicable contractual expense reimbursements and/or waivers.


Total Annual Portfolio Operating Expenses for Each Investment Option

                                                                             Expenses      Total         Total
                                                                              Waived       Annual      Net Annual
                                              Management        Other         and/or       Portfolio    Portfolio
                                                  Fees          Expenses       Reimbursed  Expenses     Expenses
-----------------------------------         -------------       --------     ---------    ----------   ----------

INVESTORS MARK SERIES FUND, INC.(1)
     Money Market Portfolio..................   .40%             1.49%         1.39%         1.89%         .50%
     Small Cap Equity Portfolio..............   .95%             1.80%         1.70%         2.75%        1.05%
     Large Cap Growth Portfolio..............   .80%             1.30%         1.20%         2.10%         .90%
     Growth & Income Portfolio...............   .80%             1.06%          .96%         1.86%         .90%

JANUS ASPEN SERIES (Institutional Shares)(2)
     Janus Aspen Series International

       Growth Portfolio......................   .65%              .11%          .00%          .76%         .76%

-----------------

(1) Investors Mark Advisor, LLC contractually agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the year ended December 31, 2003 and will continue this arrangement until May 1, 2005 so that the annual expenses do not exceed the amounts set forth above under "Total Net Annual Portfolio Expenses" for each Portfolio.

(2)  Expenses  are based  upon  expenses  for the year ended  December  31,2003.
     Expenses are stated both with and without contractual waivers by Janus Capital. All expenses are shown without the effect of any expense offset arrangement.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and investment option fees and expenses. There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the investment options. The examples reflect annual investment option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

LUMP SUM PAYMENT - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES
                                                                           1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                          ------------------------------------------------
   (1) If you surrender your contract at the end of
       the applicable time period:..............................          $1,065.00    $1,665.76    $2,369.34    $4,853.91

   (2) If you do not surrender your contract or if
       you begin the income phase:..............................          $ 365.00     $1,165.76    $2,069.34    $4,853.91


LUMP SUM PAYMENT - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES
                                                                           1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                          ------------------------------------------------
   (1) If you surrender your contract at the end of the
       applicable time period:..................................          $ 866.00     $1,040.41    $1,277.47    $2,399.51

   (2) If you do not surrender your contract or if you
       begin the income phase:..................................          $ 166.00     $ 540.41     $  977.47    $2,399.51


EASY PAY PAYMENTS - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES
                                                                            1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                          ------------------------------------------------
   (1) If you surrender your contract at the end of the
       applicable time period:..................................          $1,025.00    $1,949.56    $2,882.15    $5,613.12

   (2) If you do not surrender your contract or if you
       begin the income phase:..................................          $ 425.00     $1,349.56    $2,382.15    $5,513.12



EASY PAY PAYMENTS - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES
                                                                            1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                          ------------------------------------------------
   (1) If you surrender your contract at the end of the
       applicable time period:..................................          $ 826.00     $1,331.52    $1,815.65    $3,285.20

   (2) If you do not surrender your contract or if you
       begin the income phase:..................................          $ 226.00     $ 731.52     $1,315.65    $3,185.20

NOTES TO TABLE OF FEES,
EXPENSES AND EXAMPLES

    1. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

    2. You can purchase a contract and add to it by making payments in one of two ways:

        - Lump Sum payments - any payment of $5,000 or more; or

        - Easy Pay payments - any payment of $50 or more but lower than $5,000.

    3. The Surrender Charge decreases each complete year from receipt of the Purchase Payments as follows:

                                SURRENDER CHARGES

           Number of Complete
           Years From Receipt of           Surrender Charge
           Purchase Payments           Easy Pay        Lump Sum
           -----------------           --------        --------
                 0-1%                      6%              7%
                   1                       6               6
                   2                       6               5
                   3                       5               4
                   4                       5               3
                   5                       4               2
                   6                       3               1
                   7                       2               0
                   8                       2               0
                   9                       1               0
           10 and thereafter               0               0

    4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

    5. When you transfer contract values from one of our annuity contracts to another, we assess an internal transfer fee of 2% of the amount transferred.

    6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri Corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT


This Prospectus describes the variable annuity contract that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.

You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

           - as Lump Sum payments; or
           - as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment, whether for your initial payment or a subsequent payment, we will accept is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Money Market Portfolio for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Money Market Portfolio and you exercise your free look right, we will return the greater of your contract value or your purchase payments.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the investment options which are listed below. Additional investment options may be available in the future.

You should read the prospectuses for these funds carefully before investing.

Copies of these prospectuses are attached to this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract.

INVESTORS MARK SERIES FUND, INC.

Investors Mark Series Fund, Inc. is managed by Investors Mark Advisor, LLC (Adviser). Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios, four of which are available under the contract. Each portfolio has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual portfolios. The following portfolios are available under the contract:

   -  Money Market Portfolio - Standish Mellon Asset
      Management Company LLC is the sub-adviser.

   - Growth & Income Portfolio - Lord, Abbett & Co. LLC is the sub-adviser.

   -  Large Cap Growth Portfolio - Columbia Management
      Advisors, Inc. is the sub-adviser.

   -  Small Cap Equity Portfolio - Columbia Management
      Advisors, Inc. is the sub-adviser.

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

Janus Aspen Series is a mutual fund with multiple portfolios, one of which is available under the contract. Janus Capital Management LLC is the investment adviser.

   -  Janus Aspen Series International Growth Portfolio

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

We may perform certain shareholder services and other administrative functions on behalf of the investment options or their investment advisers, distributors and/or affiliates. We may receive revenues from the investment options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account. These percentages differ; some investment options, investment advisers, distributors and/or affiliates pay us a greater percentage than others.

FIXED ACCOUNT

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

GENERAL ACCOUNT


During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.

TRANSFERS

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are subject to the following:

    1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

    2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

    3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, the Rebalancing program, or for loans will not be counted in determining the application of any transfer fee.

    4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging program, the Rebalancing program, or loans.

    5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

    6.  You may not make a transfer until after the end of the free look period.

    7. A transfer will be effected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

    8. We are not liable for a transfer made in accordance with your instructions.

    9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

    10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

        a)  the requirement of a minimum time period between each transfer;

        b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

        c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

    11. Transfers do not change your allocation instructions for future purchase payments.

    12. Transfers made during the income phase are subject to the following:

        a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

        b) you may not make a transfer within 3 business days of the annuity calculation date; and

        c) you may not make a transfer from the general account to an investment option.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-adviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers including, but not limited to:

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

-  restricting transfers into and out of certain investment options.

Transfers may also be delayed when any of the events described in "Suspension of Payments or Transfers" occur (see page ____). In addition, transfer privileges also may be subject to restrictions and/or fees that may be imposed by the underlying Funds. Further, we reserve the right to defer the transfer privilege at any time when we are unable to purchase or redeem shares of the underlying Funds.

We cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds. No assurance can be given that any or all possible forms of
potentially   harmful  transfer  activity  will  be  identified,   or  that  any
restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase.

If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Growth & Income Portfolio and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2-1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Growth & Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth & Income Portfolio to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

ADDING, DELETING, OR SUBSTITUTING INVESTMENT OPTIONS

We do not control the funds, so we cannot guarantee that any of the investment options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment option, if the shares of the investment option are no longer available for investment or if, in our judgment, investment in any investment option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an investment option is eliminated, we will ask you to reallocate any amount in the eliminated investment option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT EXPENSE CHARGE

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units.

This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

    -   Lump Sum Payments: 0.90%, on an annual basis.

    - Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if contract value exceeds $100,000).*

*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

REDUCTION OF PRODUCT EXPENSE CHARGE

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

    - the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

    - the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

SURRENDER CHARGE

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge: (as a percentage of purchase payments surrendered)


         Number of Complete
         Years From Receipt of          Surrender Charge
         Purchase Payments          Easy Pay          Lump Sum

         -----------------          --------          --------
                0-1%                   6%                7%
                  1                    6                 6
                  2                    6                 5
                  3                    5                 4
                  4                    5                 3
                  5                    4                 2
                  6                    3                 1
                  7                    2                 0
                  8                    2                 0
                  9                    1                 0
         10 and thereafter             0                 0

Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, earnings are usually considered to come out first.

WAIVER OF THE SURRENDER CHARGE

Free Surrenders:  You may make one surrender of up to 10% of your contract value
during  a  contract  year  free  from  any  Surrender  Charge.   This  right  is
non-cumulative.

Internal Transfers: It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

    - there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

    - once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:


                           ADJUSTED SURRENDER CHARGES

                                 Number of Complete Years you have been our Annuity Customer


         Number of Complete      5 Years      5-10

         Years from Transfer     or less      Years      10 Years +
         -------------------     -------      -----      ----------
                0-1                 6%          4%         3%
                 1                  5           3          3
                 2                  4           2          2
                 3                  3           1          1
                 4                  2           0          0
                 5                  1           0          0
            6 and longer            0           0          0

    - If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges: We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges Under Certain Benefits: Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

    - TERMINAL ILLNESS ENDORSEMENT. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

    - NURSING HOME OR HOSPITAL CONFINEMENT ENDORSEMENT. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision is equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, Rebalancing program, or loans will not be counted in determining the application of any transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the attached fund prospectuses.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

ACCUMULATION UNITS

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

    1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

    2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and


    3)  multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth & Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth & Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth & Income Portfolio.

SURRENDERS

You can have access to the money in your contract:

    -   by making a surrender (either a partial or a complete surrender); or

    -   by electing to receive annuity payments; or

    -   when a death benefit is paid to your beneficiary; or

    - if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances, the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

MINIMUM DISTRIBUTION PROGRAM

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

LOANS

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

DEATH OF CONTRACT OWNER DURING THE ACCUMULATION PHASE

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE

The death benefit during the accumulation phase will be the greater of:

    1) the purchase payments, less any surrenders including any applicable charges; or

    2)  your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

OPTION 1 - Lump sum payment of the death benefit; or

OPTION 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

OPTION 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE INCOME PHASE

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

DEATH OF ANNUITANT

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income (annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

    - the value of your contract in the investment option(s) on the annuity date;

    - the 3% assumed investment rate used in the annuity table for the contract;

    -   the performance of the investment options you selected; and

    - if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

OPTION 1 - LIFE ANNUITY. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

OPTION 2 - LIFE INCOME WITH A GUARANTEED PERIOD. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

OPTION 3 - SURVIVORSHIP ANNUITY. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

OPTION 4 - OTHER OPTIONS. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

DISABILITY BENEFIT

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the endorsement in your contract for additional details.

ACCIDENTAL DEATH BENEFIT

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or as an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or as an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement
Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

    1.  paid on or after the taxpayer reaches age 59-1/2;

    2.  paid after you die;

    3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

    4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

    5.  paid under an immediate annuity; or

    6.  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    1.  paid on or after you reach age 59-1/2;

    2.  paid after you die;

    3. paid if you become totally disabled (as that term is defined in the Code);

    4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

    5.  paid to you after you have left your employment, after attaining age 55;

    6.  paid for certain allowable medical expenses (as defined in the Code);

    7.  paid pursuant to a qualified domestic relations order;

    8.  paid on account of an IRS levy upon the qualified contract;

    9.  paid from an IRA for medical insurance (as defined in the Code);

    10. paid from an IRA for qualified higher education expenses; or

    11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made when an owner:

    1.  reaches age 59-1/2;

    2.  has a severance from employment;

    3.  dies;

    4.  becomes disabled (as that term is defined in the Code);

    5.  in the case of hardship; or

    6.  has account balances as of December 31, 1988.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options, performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISTRIBUTOR

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Registered representatives of NPGC are not paid commissions directly on the sale of the contracts but sales of the contracts are counted toward their overall compensation in the form of production bonuses (which will not exceed 3% of purchase payments of the contracts).

NPGC has entered into selling agreements with broker-dealers who may sell the contracts and provide other distribution services. Such broker-dealers will be paid commissions up to 6% of purchase payments.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

OWNERSHIP

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

    1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

    2.  trading on the New York Stock Exchange is restricted;

    3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

    4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

ADDITIONAL INFORMATION

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a post card for that purpose.

The Table of Contents of this statement is as follows:

    Company
    Independent Auditors
    Legal Opinions
    Distribution
    Calculation of Performance Information
    Federal Tax Status
    Annuity Provisions
    Financial Statements

APPENDIX

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUE HISTORY

The table below provides accumulation unit values for the periods indicated. The Separate Account commenced operations on May 14, 1999. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.


                            For the Period       For the Period       For the Period       For the Period        For the Period
                            Ended 12/21/03       Ended 12/31/02       Ended 12/31/01       Ended 12/31/00        Ended 12/31/99
                          Lump Sum Easy Pay      Lump Sum Easy Pay    Lump Sum Easy Pay    Lump Sum Easy Pay     Lump Sum Easy Pay
- ---------------------------------------------------------------------------------------------------------- -----------------------
MONEY MARKET
Beginning of Period ....... $11.10   $10.86        $  11.04  $ 10.87  $   10.75  $  10.65  $  10.23  $ 10.19  $   10.00    $  10.00
End of Period ............. $11.08   $10.78        $  11.10  $ 10.86  $   11.04  $  10.87  $  10.75  $ 10.65  $   10.23    $  10.19
Number of Accumulation
  Units Outstanding .......  5,788    2,606          19,425    2,112     16,200     2,133    16,395    1,329     20,570         157

GROWTH & INCOME
Beginning of Period ....... $ 8.87   $ 8.68        $  10.95  $ 10.78  $   11.83  $  11.71  $  10.30  $ 10.27  $   10.00    $  10.00
End of Period ............. $11.58   $11.27        $   8.87  $  8.68  $   10.95  $  10.78  $  11.83  $ 11.71  $   10.30    $  10.27
Number of Accumulation
  Units Outstanding ....... 57,004   46,723          62,028   35,864     75,941    25,964    72,862   12,969     16,745       2,344

LARGE CAP GROWTH
Beginning of Period ....... $ 5.69   $ 5.57        $   8.03  $  7.90  $   10.74  $  10.63  $  12.31  $ 12.27  $   10.00    $  10.00
End of Period ............. $ 7.15   $ 6.96        $   5.69  $  5.57  $    8.03  $   7.90  $  10.74  $ 10.63  $   12.31    $  12.27
Number of Accumulation
  Units Outstanding ...... 100,372   84,824         110,738   65,218    119,634    41,542   129,215   20,506     25,582       3,477

SMALL CAP EQUITY
Beginning of Period ....... $ 9.84   $ 9.63        $  13.20  $ 12.99  $   14.75  $  14.61  $  15.30  $ 15.24  $   10.00    $  10.00
End of Period ............. $14.03   $13.65        $   9.84  $  9.63  $   13.20  $  12.99  $  14.75  $ 14.61  $   15.30    $  15.24
Number of Accumulation
  Units Outstanding ....... 34,992   25,483          39,342   21,383     44,640    14,413    46,803    6,847      8,438         971

JANUS ASPEN SERIES INTERNATIONAL GROWTH*
Beginning of Period ....... $ 6.81   $ 6.67        $   8.74  $  8.60  $   11.05  $  10.95  $  12.39  $ 12.34  $   10.00    $  10.00
End of Period ............. $14.30   $14.23        $   6.81  $  6.67  $    8.74  $   8.60  $  11.05  $ 10.95  $   12.39    $  12.34
Number of Accumulation
  Units Outstanding ....... 21,985   15,250          43,607   22,775     46,576    16,849    48,924    8,978     12,371       1,177



*Effective on or about March 21, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                   April 30, 2004


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated April 30, 2004 for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.


                                TABLE OF CONTENTS
                                                                          Page

COMPANY..............................................................

INDEPENDENT AUDITORS.................................................

LEGAL OPINIONS.......................................................

DISTRIBUTION.........................................................
     Reduction of the Surrender Charge...............................

CALCULATION OF PERFORMANCE INFORMATION...............................
     Total Return....................................................
     Historical Unit Values..........................................
     Reporting Agencies..............................................
     Performance Information.........................................

FEDERAL TAX STATUS...................................................
     General.........................................................
     Diversification.................................................
     Owner Control...................................................
     Multiple Contracts..............................................
     Partial 1035 Exchanges..........................................
     Contracts Owned by Other than Natural Persons...................
     Tax Treatment of Assignments....................................
     Gifting a Contract..............................................
     Death Benefits..................................................
     Income Tax Withholding..........................................
     Tax Treatment of Withdrawals - Non-Qualified Contracts..........
     Withdrawals - Investment Adviser Fees...........................
     Qualified Plans.................................................
     Tax Treatment of Withdrawals - Qualified Contracts..............
     Required Distributions..........................................
     Tax-Sheltered Annuities - Withdrawal Limitations................

ANNUITY PROVISIONS...................................................
     Variable Annuity................................................
     Fixed Annuity...................................................
     Annuity Unit....................................................
     Net Investment Factor...........................................
     Expense Guarantee...............................................

FINANCIAL STATEMENTS.................................................


                                     COMPANY

Fidelity Security Life Insurance Company (the "Company") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $4.11 billion of life insurance in force and in excess of $402 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                              INDEPENDENT AUDITORS

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the year ended December 31, 2003, prepared in conformity with statutory accounting requirements, and the statement of net assets of FSL
Separate Account M as of December 31, 2003, and the related statements of operations and changes in net assets for the year then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC") acts as the distributor. NPGC is an affiliate of the Company. The offering is on a continuous basis.

Reduction of the Surrender Charge. The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

         1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

         4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% (depending on the contract value or the type of purchase payment) Product Expense Charge, the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           n
                 P (1 + T)    = ERV

Where:

   P =      a hypothetical initial payment of $1,000
   T =      average annual total return
   n  =     number of years
   ERV=     ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values. The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies. The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information. The Accumulation Units invest in the portfolios of Investors Mark Series Fund, Inc. and Janus Aspen Series (prior to March 21, 2003 these Accumulation Units invested in Berger Institutional Products Trust). The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments. Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments. Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax

Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS.

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
SECTION 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

o        attains the age 70 1/2,
o        has a severance from employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.

Tax Treatment of Withdrawals - Qualified Contracts. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required minimum distributions from qualified plans. These new rules generally became effective January 1, 2002. One of the new regulations, which is not currently in effect, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits as may be offered under your contract.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined and when the regulation will become effective. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

         (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

         (2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.


Net Investment Factor. The Net Investment Factor for any investment option for any business day is determined by dividing:

         (a) the accumulation unit value as of the close of the current business day, by

         (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

Expense Guarantee. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.


                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2003 and 2002

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT

The Contract Owners
Fidelity Security Life Insurance Company
    FSL Separate Account M:

and

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statements of net assets of the Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Equity Portfolio, and Money Market Portfolio (four of the portfolios comprising the Investor Mark Series Fund, Inc.) and Janus Aspen International Growth Portfolio (collectively, Portfolios) comprising the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) as of December 31, 2003, and the respective related statements of operations and changes in net assets, and the financial highlights, for the two years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the years ended December 31, 2001, 2000 and 1999 were audited by other auditors who expressed an unqualified opinion on those financial highlights in their report dated March 29, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements present fairly, in all material respects, the respective financial positions of the Portfolios constituting the Separate Account at December 31, 2003, and the respective results of their operations and changes in their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

Kansas City, Missouri
April 22, 2004

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Net Assets

                                December 31, 2003

                                                               INVESTORS MARK SERIES FUND, INC.
                                                    ----------------------------------------------------   JANUS ASPEN
                                                     GROWTH &      LARGE CAP     SMALL CAP      MONEY     INTERNATIONAL
                                                      INCOME        GROWTH        EQUITY        MARKET       GROWTH
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO       TOTAL
                                                    -----------   -----------   -----------  -----------  -------------  -----------
Assets:
  Investments:
    Investors Mark Series Fund, Inc.:
      Growth & Income Portfolio--
         88,638.671 shares at net asset value of
         $13.27 per share (cost $1,121,986)         $ 1,178,889            --            --           --            --     1,178,889
      Large Cap Growth Portfolio--
         129,064.177 shares at net asset value of
         $10.22 per share (cost $1,890,246)                  --     1,319,036            --           --            --     1,319,036
      Small Cap Equity Portfolio--
         90,502.808 shares at net asset value of
         $9.21 per share (cost $898,817)                     --            --       833,531           --            --       833,531
      Money Market Portfolio--
         92,350.383 shares at net asset value of
         $1.000 per share (cost $92,350)                     --            --            --       92,350            --        92,350
      Janus Aspen International
         Growth Portfolio--
         23,505.466 shares at net asset value of
         $23.060 per share (cost $390,592)                   --            --            --           --       542,036       542,036
                                                    -----------   -----------   -----------  -----------   -----------   -----------
            Total assets                              1,178,889     1,319,036       833,531       92,350       542,036     3,965,842

Liabilities:
  Accrued mortality and expense risk charges                129         9,807       (11,793)         290        10,669         9,102
                                                    -----------   -----------   -----------  -----------   -----------   -----------
            Net assets                              $ 1,178,760     1,309,229       845,324       92,060       531,367     3,956,740
                                                    ===========   ===========   ===========  ===========   ===========   ===========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

               Statements of Operations and Changes in Net Assets

                          Year ended December 31, 2003


                                                                            INVESTORS MARK SERIES FUND, INC.
                                                              -----------------------------------------------------------
                                                                GROWTH &       LARGE CAP       SMALL CAP        MONEY
                                                                INCOME          GROWTH          EQUITY          MARKET
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                              -----------     -----------     -----------     -----------
Income:
     Dividend distributions                                   $     8,677           1,156              --           1,311
Expenses:
     Mortality and expense risk charges                            20,351          20,689          15,811           1,838
                                                              -----------     -----------     -----------     -----------
                         Net investment income (loss)             (11,674)        (19,533)        (15,811)           (527)
                                                              -----------     -----------     -----------     -----------
Realized gains (losses) on investments:
     Capital gains distributions                                       --              --              --              --
     Realized gain (loss) on sale of fund shares                  (11,109)       (185,914)       (130,201)             --
                                                              -----------     -----------     -----------     -----------
                         Total realized gains (losses)
                           on investments                         (11,109)       (185,914)       (130,201)             --
                                                              -----------     -----------     -----------     -----------
Change in unrealized depreciation on
     investments                                                  288,921         457,758         389,715              --
                                                              -----------     -----------     -----------     -----------
                         Increase (decrease) in
                           net assets from operations             266,138         252,311         243,703            (527)
                                                              -----------     -----------     -----------     -----------
Payments and withdrawals:
     Premium transfers in                                         122,183         154,325          74,216           9,081
     Annuity benefits transfers and surrenders                    (67,254)        (82,821)        (77,028)        (13,346)
     Policy loan transfers                                            129             (90)           (153)             --
     Other transfers                                                  (65)         (7,611)         10,199        (136,586)
                                                              -----------     -----------     -----------     -----------
                         Payments and withdrawals                  54,993          63,803           7,234        (140,851)
                                                              -----------     -----------     -----------     -----------
                         Increase (decrease) in net assets        321,131         316,114         250,937        (141,378)
Beginning of year net assets                                      857,629         993,115         594,387         233,438
                                                              -----------     -----------     -----------     -----------
End of year net assets                                        $ 1,178,760       1,309,229         845,324          92,060
                                                              ===========     ===========     ===========     ===========

                                                                    BERGER
                                                                 INSTITUTIONAL
                                                                   PRODUCTS       JANUS ASPEN
                                                                   TRUST IPT     INTERNATIONAL
                                                                 INTERNATIONAL      GROWTH
                                                                      FUND         PORTFOLIO        TOTAL
                                                                 -------------   -------------   -----------
Income:
     Dividend distributions                                             5,321           5,368         21,833
Expenses:
     Mortality and expense risk charges                                    --           4,903         63,592
                                                                  -----------     -----------    -----------
                         Net investment income (loss)                   5,321             465        (41,759)
                                                                  -----------     -----------    -----------
Realized gains (losses) on investments:
     Capital gains distributions                                           --              --             --
     Realized gain (loss) on sale of fund shares                     (374,222)          5,988       (695,458)
                                                                  -----------     -----------    -----------
                         Total realized gains (losses)
                           on investments                            (374,222)          5,988       (695,458)
                                                                  -----------     -----------    -----------
Change in unrealized depreciation on
     investments                                                      304,818         151,444      1,592,656
                                                                  -----------     -----------    -----------
                         Increase (decrease) in
                           net assets from operations                 (64,083)        157,897        855,439
                                                                  -----------     -----------    -----------
Payments and withdrawals:
     Premium transfers in                                                   9          28,373        388,187
     Annuity benefits transfers and surrenders                         (6,064)             --       (246,513)
     Policy loan transfers                                               (479)            232           (361)
     Other transfers                                                 (377,916)        344,865       (167,114)
                                                                  -----------     -----------    -----------
                         Payments and withdrawals                    (384,450)        373,470        (25,801)
                                                                  -----------     -----------    -----------
                         Increase (decrease) in net assets           (448,533)        531,367        829,638
Beginning of year net assets                                          448,533              --      3,127,102
                                                                  -----------     -----------    -----------
End of year net assets                                                     --         531,367      3,956,740
                                                                  ===========     ===========    ===========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

               Statements of Operations and Changes in Net Assets

                          Year ended December 31, 2002

                                                                                                          BERGER
                                                           INVESTORS MARK SERIES FUND, INC.            INSTITUTIONAL
                                                -----------------------------------------------------    PRODUCTS
                                                 GROWTH &      LARGE CAP     SMALL CAP       MONEY       TRUST IPT
                                                  INCOME        GROWTH        EQUITY         MARKET    INTERNATIONAL
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND          TOTAL
                                                -----------   -----------   -----------   -----------  -------------  -----------
Income:
     Dividend distributions                     $     6,329            --            --         2,747        17,812        26,888
Expenses:
     Mortality and expense risk charges               6,694         5,578         3,694         2,193         3,378        21,537
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Net investment income                         (365)       (5,578)       (3,694)          554        14,434         5,351
                                                -----------   -----------   -----------   -----------   -----------   -----------
Realized gains (losses) on investments:
     Capital gains distributions                         --            --            --            --            --            --
     Realized loss on sale of fund shares           (22,031)     (110,600)      (91,918)           --       (33,354)     (257,903)
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Total realized losses
           on investments                           (22,031)     (110,600)      (91,918)           --       (33,354)     (257,903)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Change in unrealized depreciation on
     investments                                   (194,829)     (283,166)     (109,118)           --      (105,587)     (692,700)
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Increase (decrease) in
           net assets from operations              (217,225)     (399,344)     (204,730)          554      (124,507)     (945,252)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Payments and withdrawals:
     Premium transfers in                           148,348       191,617        98,102        36,638        64,660       539,365
     Annuity benefits transfers and surrenders      (45,224)      (47,144)      (20,480)       (4,865)      (22,844)     (140,557)
     Policy loan transfers                           (1,801)       (1,959)       (1,931)       (5,000)       (1,461)      (12,152)
     Other transfers                               (137,669)      (38,489)      (53,124)        4,096       (19,030)     (244,216)
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Payments and withdrawals                   (36,346)      104,025        22,567        30,869        21,325       142,440
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Increase (decrease) in net assets         (253,571)     (295,319)     (182,163)       31,423      (103,182)     (802,812)
Beginning of year net assets                      1,111,200     1,288,434       776,550       202,015       551,715     3,929,914
                                                -----------   -----------   -----------   -----------   -----------   -----------
End of year net assets                          $   857,629       993,115       594,387       233,438       448,533     3,127,102
                                                ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

(1)      ORGANIZATION

         The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

         The Contract has five investment choices, one fixed account and four investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The five investment options available are portfolios of Investors Mark Series Fund, Inc. and Janus Aspen International Growth Portfolio and collectively constitute the assets of the Separate Account. These options and their objectives are as follows:

              FUND                                   FUND OBJECTIVE
---------------------------------       ----------------------------------------
Investors Mark Series Fund, Inc.:
    Growth & Income Portfolio           Capital growth by investing in common
                                          stocks of growing companies.

    Large Cap Growth Portfolio          Long-term growth of capital and income
                                          by investing primarily in equity
                                          securities of large companies that are
                                          in the top 25% of their industry
                                          sectors.

    Small Cap Equity Portfolio          Capital appreciation by investing in
                                          common stock of small U.S. and foreign
                                          companies.

    Money Market Portfolio              Current income with stability of
                                          principal and liquidity by investing
                                          in short-term, high-quality,
                                          fixed-income securities.

Janus Financial Services
    Aspen International Growth          Capital growth by investing in stocks of
      Portfolio                           growing foreign  companies.

Berger Institutional Products
    Trust--IPT International Fund       Capital growth by investing in stocks of
                                          growing foreign companies.

In March 2003, those assets invested in the Berger Institutional Products Trust--IPT International Fund were transferred into the Janus Aspen International Growth Portfolio and the Berger Institutional Products Trust--IPT International Fund was subsequently discontinued as an investment option.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (A)      INVESTMENT VALUATION

                  Investments in mutual fund shares are carried in the statements of net assets at the lesser of quoted market value or net asset value of the underlying mutual fund.

         (B)      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

                  Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount, and are allocated to the contracts on each valuation date based on each individual annuity contract's prorata share of the net assets of the investment option as of the beginning of the valuation date.

         (C)      UNIT VALUATIONS

                  Investments in all five investment options are tracked using an accumulation unit. Contract owners may elect to own lump sum units or easy pay units depending on the payment plan selected (see note 4). Every business day the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value, for the investment option from the previous day to the current business day, subtracting any charges including the product expense charge and any taxes, and multiplying the previous business day's accumulation unit value by this result.

         (D)      FEDERAL INCOME TAX

                  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         (E)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

                      Financial Statements--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                      reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                      Investments--The Separate Account is exposed to risks that issuers of securities owned will default, or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.

(3)      PURCHASES AND SALES OF INVESTMENTS

         The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2003 and 2002 were as follows:

                                                                       2003
                                                              ----------------------
                                                              PURCHASES      SALES
                                                              ---------    ---------
IMS Growth & Income Portfolio                                 $ 136,180      115,505
IMS Large Cap Growth Portfolio                                  175,866      143,107
IMS Small Cap Equity Portfolio                                  112,395      148,386
IMS Money Market Portfolio                                       12,100      158,405
Janus Aspen International Growth Portfolio                      419,893       35,289
Berger Institutional Products Trust IPT International Fund           --      389,718
                                                              ---------    ---------
                                                              $ 856,434      990,410
                                                              =========    =========

                                                                       2002
                                                              ----------------------
                                                              PURCHASES      SALES
                                                              ---------    ---------
IMS Growth & Income Portfolio                                 $ 170,646      200,666
IMS Large Cap Growth Portfolio                                  217,736      114,013
IMS Small Cap Equity Portfolio                                   92,964       70,172
IMS Money Market Portfolio                                       84,431       50,648
Berger Institutional Products Trust IPT International Fund       91,773       52,720
                                                              ---------    ---------
                                                              $ 657,550      488,219
                                                              =========    =========

(4)      EXPENSES AND RELATED PARTY TRANSACTIONS

         Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

-        Lump Sum Payments--0.90%, on an annual basis.

- Easy Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

         This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

         A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:

                                      SURRENDER CHARGE
NUMBER OF COMPLETE YEARS FROM       ----------------------
 RECEIPT OF PURCHASE PAYMENTS       EASY PAY      LUMP SUM
-----------------------------       --------      --------
            0 - 1                       6%            7%
              1                         6             6
              2                         6             5
              3                         5             4
              4                         5             3
              5                         4             2
              6                         3             1
              7                         2            --
              8                         2            --
              9                         1            --
      10 and thereafter                --            --

         There were no significant surrender charges deducted during 2003 or 2002.

         The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)      CHANGE IN UNITS OUTSTANDING

         The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                        2003
                                         -----------------------------------
                                          UNITS       UNITS     NET INCREASE
                                          ISSUED     REDEEMED    (DECREASE)
                                         --------    --------   ------------
IMS Growth & Income Portfolio              14,539      (8,572)       5,967
IMS Large Cap Growth Portfolio             30,670     (21,117)       9,553
IMS Small Cap Equity Portfolio             10,317     (10,409)         (92)
IMS Money Market Portfolio                  1,006     (13,733)     (12,727)
Berger Institutional Products Trust--
       IPT International Fund               1,419     (67,637)     (66,218)
Janus International Fund                   40,065      (2,830)      37,235
                                         --------    --------     --------
                  Total                    98,016    (124,298)     (26,282)
                                         ========    ========     ========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

                                                         2002
                                         -----------------------------------
                                          UNITS       UNITS     NET INCREASE
                                          ISSUED     REDEEMED    (DECREASE)
                                         --------    --------   ------------
IMS Growth & Income Portfolio              19,311     (23,801)      (4,490)
IMS Large Cap Growth Portfolio             34,430     (19,908)      14,522
IMS Small Cap Equity Portfolio              9,526      (7,775)       1,751
IMS Money Market Portfolio                  6,806      (4,027)       2,779
Berger Institutional Products Trust--
       IPT International Fund               9,745      (6,953)       2,792
                                         --------    --------     --------
                           Total           79,818     (62,464)      17,354
                                         ========    ========     ========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2003 and 2002

(6)      FINANCIAL HIGHLIGHTS

         A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2003, 2002, 2001, 2000, and 1999 follows:

                                                      DECEMBER 31                                      YEAR ENDED DECEMBER 31
                                       ----------------------------------------                ------------------------------------
                                                   UNIT FAIR VALUE               INVESTMENT *  EXPENSE RATIO       TOTAL RETURN **
                                                      LOWEST TO                     INCOME       LOWEST TO            LOWEST TO
                                         UNITS         HIGHEST       NET ASSETS     RATIO         HIGHEST              HIGHEST
                                       ---------   ----------------  ----------  ------------  -------------    --------------------
Investors Mark Series Fund, Inc.:
     Growth & Income Portfolio:
         2003                            103,382   $  7.72 to 11.58   1,178,760      0.74%     0.90% to 1.50%    (14.52)% to 32.19%
         2002                             97,415       8.68 to 8.87     857,629      0.72      0.90% to 1.50%   (19.75)% to (19.27)%
         2001                            101,905     10.78 to 10.95   1,111,200      0.52      0.90% to 1.50%     (7.98)% to (7.43)%
         2000                             85,831     11.71 to 11.83   1,013,545                0.90% to 1.50%      14.07% to 14.76%
         1999                             19,089     10.27 to 10.30     196,618                0.90% to 1.50%        2.67% to 3.05%

     Large Cap Growth Fund:
         2003                            185,250       5.10 to 7.16   1,309,229      0.09      0.90% to 1.50%    (11.84)% to 27.27%
         2002                            175,697       5.57 to 5.69     993,115      0.00      0.90% to 1.50%   (30.09)% to (29.68)%
         2001                            161,175       7.90 to 8.03   1,288,434      0.00      0.90% to 1.50%   (25.69)% to (25.24)%
         2000                            149,721     10.63 to 10.74   1,605,372                0.90% to 1.50%   (13.33)% to (12.81)%
         1999                             29,329     12.27 to 12.31     357,690                0.90% to 1.50%      22.69% to 23.15%

     Small Cap Equity Fund:
         2003                             60,712      8.49 to 14.15     845,324      0.00      0.90% to 1.50%    (15.85)% to 45.15%
         2002                             60,804       9.63 to 9.84     594,387      0.00      0.90% to 1.50%   (25.03)% to (24.58)%
         2001                             59,053     13.00 to 13.20     776,550      0.00      0.90% to 1.50%   (11.07)% to (10.54)%
         2000                             53,650     14.61 to 14.75     790,628                0.90% to 1.50%     (4.13)% to (3.56)%
         1999                              9,408     15.24 to 15.30     143,888                0.90% to 1.50%      52.43% to 52.99%

     Money Market Portfolio:
         2003                              8,385     10.32 to 11.10      92,060      0.16      0.90% to 1.50%      (8.14)% to 1.16%
         2002                             21,112     10.86 to 11.10     233,438      1.15      0.90% to 1.50%       (.17)% to (.42)%
         2001                             18,333     10.87 to 11.04     202,015      3.53      0.90% to 1.50%        2.23% to 2.84%
         2000                             17,724     10.65 to 10.75     190,387                0.90% to 1.50%        4.43% to 5.06%
         1999                             20,727     10.19 to 10.23     212,073                0.90% to 1.50%        1.94% to 2.32%

Berger Institutional Products Trust--
     IPT International Fund:
         2003                                 --                 --          --        --                 --                    --
         2002                             66,218       6.67 to 6.81     448,533      3.88      0.90% to 1.50%   (22.31)% to (21.85)%
         2001                             63,426       8.60 to 8.73     551,715      1.05      0.90% to 1.50%   (21.46)% to (20.99)%
         2000                             57,902     10.95 to 11.05     639,428                0.90% to 1.50%    (11.30)% to (0.77)%
         1999                             13,548     12.34 to 12.39     167,790                0.90% to 1.50%      23.43% to 23.89%
Janus Institutional Services:
     Aspen International Growth
     Portfolio
         2003                             37,235     9.61 to 14.30      531,368      0.99      0.90% to 1.50%     (5.42)% to 41.48%

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Financial Statements and
                             Supplemental Schedules

                           December 31, 2003 and 2002

                   (With Independent Auditors' Report Thereon)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                TABLE OF CONTENTS

                                                                                           PAGE
Independent Auditors' Report                                                                 1

Statutory Financial Statements:

     Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus           3

     Statutory Statements of Operations                                                      4

     Statutory Statements of Changes in Capital and Surplus                                  5

     Statutory Statements of Cash Flow                                                       6

     Notes to Statutory Financial Statements                                                 7

SUPPLEMENTAL SCHEDULES

     Statutory Selected Financial Data                                                      32

     Statutory Summary Investment Schedule                                                  35

     Statutory Schedule of Investment Risks Interrogatories                                 37

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company as of December 31, 2003 and 2002, and the related statutory statements of operations, changes in capital and surplus, and cash flow for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2 to the statutory financial statements, these statutory financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Missouri Department of Insurance, which are a comprehensive basis of accounting other than accounting principles generally accepted in the Unites States of America.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flow for the years then ended, on the basis of accounting described in note 2.

Our audit was made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The statutory supplementary information included in the statutory supplemental schedule of selected financial data, the statutory supplemental summary investment schedule and the supplemental schedule of investment risks interrogatories are presented for purposes of additional analysis and are not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.

This report is intended solely for the information and use of the board of directors and the management of Fidelity Security Life Insurance Company, the Missouri Department of Insurance, and other state insurance departments in states in which the Company is licensed, and is not intended to be, and should not be, used by anyone other than these specified parties.

                                  /s/ KPMG LLP

April 2, 2004
Kansas City, Missouri

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

                           December 31, 2003 and 2002

                                                                                    2003           2002
                                                                                ------------    -----------
                                           ADMITTED ASSETS

Bonds, at amortized cost (market, $367,021,028 and $336,708,426 in 2003
     and 2002, respectively)                                                    $358,700,916    332,785,247
Preferred stocks, at market (cost of $250,000 in both 2003 and 2002)                  31,500         14,000
Common stocks, at market (cost of $1,355,451 and $1,798,923 in 2003
     and 2002, respectively)                                                       1,050,247      1,148,239
Mortgage loans on real estate                                                      7,940,445      3,600,000
Policy loans                                                                       6,281,921      6,554,316
Cash and short-term investments                                                   20,649,021     18,791,525
Other invested assets                                                              4,456,217      3,352,160
Receivable for securities sold                                                            --      2,810,075
                                                                                ------------    -----------
                 Total cash and invested assets                                  399,110,267    369,055,562

Due and deferred premiums                                                          9,007,371     10,610,356
Accrued investment income                                                          3,885,223      5,093,873
Federal income tax recoverable (including deferred tax asset of
     $631,254 and $638,695 in 2003 and 2002, respectively)                           742,373      1,091,987
Due from reinsurers and other companies                                            5,135,090     12,334,111
Receivable from parent, subsidiaries, and affiliates                                      --        304,136
Amount receivable relating to uninsured accident and health plans                     53,311         53,938
State guaranty fund deposits                                                         346,988        622,595
Assets held in separate account                                                    3,965,841      3,202,010
                                                                                ------------    -----------
                 Total admitted assets                                          $422,246,464    402,368,568
                                                                                ============    ===========
                                 LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
     Aggregate reserves:
        Life insurance and annuity contracts                                    $321,896,067    308,428,018
        Accident and health insurance                                             10,876,852     11,774,995
     Claim reserves:
        Life insurance                                                             2,123,642      1,516,615
        Accident and health insurance                                              9,690,428      8,509,715
     Advance premiums and unapplied receipts                                       1,678,207      6,999,849
     Due to reinsurers and other companies                                        13,519,381      7,874,254
     Commissions, taxes, and general expenses                                      2,695,651      2,586,952
     Group contingency reserves                                                    1,239,466      1,076,334
     Interest maintenance reserve (IMR)                                            4,070,769      2,903,436
     Asset valuation reserve (AVR)                                                 1,688,333      2,129,314
     Liabilities related to separate account                                       3,965,841      3,202,010
                                                                                ------------    -----------
                 Total liabilities                                               373,444,637    357,001,492
                                                                                ------------    -----------
Capital and surplus:
     Capital stock, $2.50 par value. Authorized 1,100,000 shares; issued and
        outstanding 986,347 shares in both 2003 and 2002                           2,500,000      2,500,000
     Preferred stock, $100.00 par value. Authorized 50,000 shares; issued and
        outstanding 30,000 shares in both 2003 and 2002                            3,000,000      3,000,000
     Paid-in and contributed surplus                                               1,188,310      1,188,310
     Unassigned surplus                                                           42,604,542     39,169,791
                                                                                ------------    -----------
                                                                                  49,292,852     45,858,101

     Less treasury stock, at cost, 13,653 shares in both 2003 and 2002               491,025        491,025
                                                                                ------------    -----------
                 Total capital and surplus                                        48,801,827     45,367,076
                                                                                ------------    -----------
                 Total liabilities and capital and surplus                      $422,246,464    402,368,568
                                                                                ============    ===========

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                     Years ended December 31, 2003 and 2002

                                                                            2003             2002
                                                                       -------------      -----------
Income:
     Life premiums                                                     $  12,021,821       11,834,351
     Annuity deposits                                                     19,356,249       14,692,289
     Accident and health premiums                                         83,424,944       51,086,014
     Investment income, net                                               20,065,858       22,750,603
     Amortization of IMR                                                     823,970          582,598
                                                                       -------------      -----------
                 Total income                                            135,692,842      100,945,855
                                                                       -------------      -----------
Policy benefits and expenses:
     Life insurance                                                        8,041,999        7,621,844
     Annuities                                                            20,415,643       21,587,162
     Accident and health insurance                                        53,943,872       38,294,946
     Increase in aggregate reserves                                       12,634,805        1,331,261
                                                                       -------------      -----------
                 Total policy benefits and expenses                       95,036,319       68,835,213
Commissions, net of ceding allowances                                     17,494,902       13,302,195
General insurance expenses                                                14,246,301       13,502,897
Insurance taxes, licenses, and fees                                        3,820,063        1,861,899
Change in loading and cost of collection on due and
     deferred premiums                                                       (14,572)          15,308
Separate account transfers                                                   (25,799)         142,436
                                                                       -------------      -----------
                                                                         130,557,214       97,659,948
                                                                       -------------      -----------
                 Income before Federal income taxes and net realized
                    capital gains                                          5,135,628        3,285,907
Federal income taxes                                                       1,051,042          328,747
                                                                       -------------      -----------
                 Income before net realized capital gains                  4,084,586        2,957,160
Net realized capital gains, net of income taxes and IMR
     transfers                                                            (1,083,105)        (373,700)
                                                                       -------------      -----------
                 Net income                                            $   3,001,481        2,583,460
                                                                       =============      ===========

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                     Years ended December 31, 2003 and 2002

                                                                              PAID-IN AND
                                                      COMMON      PREFERRED   CONTRIBUTED   UNASSIGNED     TREASURY
                                                       STOCK        STOCK       SURPLUS       SURPLUS        STOCK         TOTAL
                                                    -----------   ---------   -----------   ----------     --------     ----------
Balance, December 31, 2001                          $ 2,500,000   3,000,000      996,198    37,600,684     (997,979)    43,098,903
    Net income                                               --          --           --     2,583,460           --      2,583,460
    Change in unrealized capital gains and losses            --          --           --       220,021           --        220,021
    Dividends on preferred stock                             --          --           --      (232,500)          --       (232,500)
    Change in liability for reinsurance
        in unauthorized companies                            --          --           --       (49,436)          --        (49,436)
    Change in net deferred income taxes                      --          --           --      (535,437)          --       (535,437)
    Change in nonadmitted assets                             --          --           --       307,110           --        307,110
    Change in asset valuation reserve                        --          --           --      (724,111)          --       (724,111)
    Sale of treasury stock                                   --          --      192,112            --      506,954        699,066
                                                    -----------   ---------    ---------    ----------     --------     ----------
Balance, December 31, 2002                            2,500,000   3,000,000    1,188,310    39,169,791     (491,025)    45,367,076
    Net income                                               --          --           --     3,001,481           --      3,001,481
    Change in unrealized capital gains and losses            --          --           --       363,044           --        363,044
    Dividends on preferred stock                             --          --           --      (232,500)          --       (232,500)
    Change in liability for reinsurance
        in unauthorized companies                            --          --           --      (129,118)          --       (129,118)
    Change in net deferred income taxes                      --          --           --        (7,441)          --         (7,441)
    Change in nonadmitted assets                             --          --           --        (1,696)          --         (1,696)
    Change in asset valuation reserve                        --          --           --       440,981           --        440,981
                                                    -----------   ---------    ---------    ----------     --------     ----------
Balance, December 31, 2003                          $ 2,500,000   3,000,000    1,188,310    42,604,542     (491,025)    48,801,827
                                                    ===========   =========    =========    ==========     ========     ==========

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                     Years ended December 31, 2003 and 2002

                                                                                2003              2002
                                                                            -------------     ------------
Cash from operations:
     Premium and annuity considerations                                     $ 120,717,698      124,831,764
     Considerations for supplemental contracts with life contingencies          2,372,981        2,382,053
     Investment income, net                                                    23,242,739       23,104,200
     Commission and expense allowances on reinsurance ceded                    44,303,003       14,714,228
     Fees associated with investment management, administration,
        and contract guarantees from separate account                             200,046               --
     Miscellaneous income                                                         545,984          552,710
     Death benefits                                                            (7,376,792)      (6,620,890)
     Annuity benefits                                                         (18,486,149)     (19,815,821)
     Disability benefits and benefits under accident and health policies      (53,943,872)     (38,294,946)
     Surrender benefits and other fund withdrawals                               (665,207)      (1,000,954)
     Interest on policy or contract funds                                         (15,372)         (17,695)
     Payments on supplementary contracts with life contingencies               (1,929,494)      (1,771,341)
     Contract claims--life                                                        607,027         (978,136)
     Contract claims--A&H                                                       1,180,713       (3,656,462)
     Other amounts payable on reinsurance                                      (2,942,346)      (7,804,710)
     Other amounts receivable under reinsurance contracts                         532,211        6,472,002
     Commissions on premiums and annuity considerations                       (60,824,372)     (61,942,961)
     Commissions and expense allowances on reinsurance assumed                   (973,532)        (698,038)
     General insurance expenses                                               (14,992,331)     (14,055,608)
     Insurance, taxes, licenses, and fees                                      (3,820,063)      (1,861,899)
     Aggregate write-ins for deductions                                           163,132          198,281
     Commissions to agents due or accrued                                      (1,164,959)      (4,299,724)
     General expense due or accrued                                               997,614          (73,297)
     Taxes, licenses, or fees due or accrued, excluding FIT                       287,217       (1,067,676)
     Amounts receivable relating to uninsured plans                                   627          (53,938)
     Guaranty funds receivable or on deposit                                      275,607         (298,491)
     Nonadmitted guaranty funds receivable or on deposit                           (1,696)              --
     Net transfers to separate account                                             25,799         (142,436)
     Federal income taxes                                                        (708,808)        (295,862)
                                                                            -------------     ------------
                 Net cash provided by operations                               27,607,405        7,504,353
                                                                            -------------     ------------
Cash from investments:
     Proceeds from investments sold, matured, or repaid:
        Bonds                                                                 154,604,373       87,427,778
        Stocks                                                                  1,449,065          487,746
        Mortgage loans                                                            239,955               --
        Miscellaneous proceeds                                                  2,810,075          529,911
     Costs of investments acquired:
        Bonds                                                                (181,707,621)    (102,822,026)
        Stocks                                                                 (1,304,269)        (307,251)
        Mortgage loans                                                         (4,586,388)      (3,600,000)
        Other invested assets                                                    (671,838)        (416,097)
        Miscellaneous applications                                                     --       (2,428,441)
     Net decrease (increase) in policy loans                                      272,395         (221,814)
                                                                            -------------     ------------
                 Net cash used in investments                                 (28,894,253)     (21,350,194)
                                                                            -------------     ------------
Cash from financing and miscellaneous sources:
     Capital and surplus paid in                                                       --          192,112
     Deposits on deposit-type contracts                                         1,819,670        1,883,775
     Other cash provided                                                        3,426,370       11,728,640
     Dividends paid to stockholders                                              (232,500)        (232,500)
     Withdrawals on deposit-type contracts without life contingencies          (1,869,196)      (1,860,939)
     Other applications, net                                                           --         (404,804)
                                                                            -------------     ------------
                 Net cash provided by financing and miscellaneous sources       3,144,344       11,306,284
                                                                            -------------     ------------
                 Increase (decrease) in cash and short-term investments         1,857,496       (2,539,557)
Cash and short-term investments:
     Beginning of year                                                         18,791,525       21,331,082
                                                                            -------------     ------------
     End of year                                                            $  20,649,021       18,791,525
                                                                            =============     ============

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(1)      ORGANIZATION

         Fidelity Security Life Insurance Company (the Company) is a stock life insurance company writing life, accident, and health and variable and fixed annuity contracts. The Company is domiciled in the State of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life, and group accident and health, including group medical and self-funding arrangements, primarily through independent brokers and third-party administrators who specialize in group coverage.

         The top geographic locations in the United States for premiums and deposits earned by the Company were California, Florida, Illinois, Texas, Pennsylvania, and Missouri for the years ended December 31, 2003 and 2002. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      BASIS OF PRESENTATION

                  The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance. Prescribed statutory accounting practices are promulgated by the National Association of Insurance Commissioners (NAIC), as well as through state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices other than those so prescribed.

                  Accounting practices prescribed or permitted by the Missouri Department of Insurance comprise a comprehensive basis of accounting other than GAAP. The more significant differences are as follows:

                  (a) Investments in bonds are recorded at amortized cost or fair values established and/or approved by the NAIC. GAAP requires investments, other than those in subsidiaries, to be classified as held to maturity, trading, or available for sale. Held-to-maturity securities are carried at amortized cost; trading securities are carried at fair value, with the changes in fair value included in the statement of income; and available-for-sale securities are carried at fair value, with the changes in fair value reflected as a separate component of surplus.

                  (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office of the NAIC, while, under GAAP, common stocks are reported at market value.

                  (c) Subsidiaries are included as common stock carried under the statutory equity method, with the changes in value of subsidiaries credited directly to the Company's surplus for statutory accounting. Income from subsidiaries is recognized in the statement of operations only to the extent of dividends received, while GAAP requires either consolidation or the equity or net income of subsidiaries to be credited to the statement.

                  (d) Certain assets designated as "nonadmitted assets" (principally prepaid guaranty association assessments) have been excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to unassigned surplus, whereas, for GAAP, these assets are

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                           recognized in the balance sheets. As of December 31, 2003 and 2002, "nonadmitted assets" totaled $210,401 and $208,705, respectively.

                  (e) The asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are contingency reserves for possible losses on investments, are recorded as liabilities through charges to surplus and net income, respectively. Gains and losses captured in the IMR are being amortized into income ratably from the date of the sale of the security to the original contractual maturity of the security sold. Under GAAP, there are no provisions for AVR and IMR.

                  (f) Assets and liabilities are recorded net of ceded reinsurance balances whereas, for GAAP, amounts are recorded gross.

                  (g) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while, under GAAP, acquisition costs are capitalized and amortized to operations as the revenues are recognized.

                  (h) Changes in deferred income taxes are recorded directly to surplus as opposed to being an item of income tax benefit or expense for GAAP financial reporting purposes. Admittance testing may result in a charge to capital and surplus for nonadmitted portions of deferred tax assets. Under GAAP reporting, a valuation allowance may be recorded against the deferred tax asset and reflected as an expense for financial reporting purposes.

                  (i) Statutory policy reserves are based on statutory mortality and interest assumptions prescribed or permitted by statutes, without consideration of lapses or withdrawals. Under GAAP, statutory policy reserves for life insurance consider lapses and withdrawals. In addition, the effect, if any, on reserves due to a change in reserve on account of change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.

                  (j) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees, which are recognized when assessed against the policyholder account balance. Additionally, under GAAP, premium receipts on universal life-type contracts arc considered deposits and are recorded as interest-bearing liabilities.

                  (k) Comprehensive income and its components are not presented in the statutory financial statements.

                  (l) Cumulative effect of change in accounting principle is reported as an adjustment to surplus in the period of the change in accounting principle. GAAP requires that cumulative effect of a change in accounting principle be reported as a component of net income.

                  (m) The statement of cash flow differs in certain respects from the presentation required by Statement of Financial Accounting Standards (SFAS) No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with original maturities of one year or less.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         (b)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Company's day-to-day operations and to the process of preparing its statutory financial statements. The more significant of those risks and uncertainties, as well as the Company's method for mitigating the risks, are presented below and throughout the notes to the statutory financial statements.

                  - Statutory Financial Statements--The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                  - Investments--The Company is exposed to risks that issuers of securities owned by the Company will default or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is exposed to prepayment risk. As interest rates decline, the rate at which these securities pay down principal will generally increase. Management mitigates these risks by conservatively investing in high-grade securities and by matching maturities of its investments with the anticipated payouts of its liabilities.

                  - External Factors--The Company is highly regulated by the NAIC and the Missouri Department of Insurance. Such regulations, among other things, limit the amount of dividends and impose restrictions on the diversification, amount, and types of investments.

                  - Reinsurance--Reinsurance contracts do not relieve the Company from its obligations to reinsureds. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that any liability arising from this contingency would not be material to the Company's financial position.

         (c)      INVESTMENTS

                  Investments are valued on the basis prescribed by the Committee on Valuation of Securities of the NAIC. Investments are generally stated as follows:

                           Investments in bonds with an NAIC rating designation of 1 through 5 are carried at amortized cost, whereas bonds with an NAIC rating of 6 are assigned specific year-end values by the NAIC and are written down to SVO assigned values by charging statutory surplus.

                           Preferred stocks are stated at cost, or lower of cost or market if not in good standing, as prescribed by the SVO of the NAIC.

                           Unaffiliated common stocks are stated at market, as prescribed by the SVO of the NAIC.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                           Common stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more are carried on the statutory equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

                           Mortgage loans are carried at their aggregate unpaid balances. Investments in mortgage loans are deemed to be collectible until the Company is notified of an event of default; consequently, the Company does not record an allowance for uncollectible mortgage loans until notified of an event of default.

                           Policy loans are carried at their aggregate unpaid balances and are collateralized by the cash surrender value of the policyholder's underlying life insurance policy.

                           Short-term investments, securities with a maturity of one year or less at date of acquisition are carried at cost, which approximates fair value.

                           Other invested assets are carried at GAAP equity of $4,456,217 and $3,352,160 at December 31, 2003 and
                           2002, respectively.

                  Net realized gains and losses on securities transactions are determined on a specific identification basis and are included in the statutory statements of income, net of Federal income tax, subject to the provisions of the interest maintenance reserve.

                  Investment income is recognized as earned. Fixed maturity securities, excluding mortgage-backed securities, are amortized using the straight-line method for amortization of premiums and discounts. Amortized premiums and discounts are charged or credited to net investment income. Mortgage-backed securities are carried at amortized cost using the scientific method, including anticipated prepayments utilizing published data when applying interest income. In accounting for mortgage-backed securities and CMOs, the Company uses the retrospective method.

                  Other-than-temporary declines in the fair value of investments are charged to earnings when it is determined that the current value of the security is not recoverable.

         (d)      POLICY RESERVES

                  Statutory reserves for life insurance policies, other than single premium life insurance, have been computed primarily by the Commissioners' Reserve Valuation Method and Net Level Premium reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 6.0%, depending on year of issue and type of insurance. Mortality is based principally on 1958 CSO, 1958 CET, 1960 CSG, 1980 CSO, and 1980 CET, also depending on issue year and type of insurance.

                  For single-premium life insurance policies, reserves have been computed by the Universal Life Insurance Reserve methods and are based on 1980 CSO mortality with 4.0% interest.

                  Annuity reserves are calculated by the Commissioners' Annuity Reserve Valuation Method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future, and all other policy-guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                  Supplementary contracts with life contingencies are based mainly on 1983 GAM.

         (e)      PREMIUMS AND RELATED COMMISSIONS

                  Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new business, including acquisition costs such as sales commissions, are charged to operations as incurred.

         (f)      SEPARATE ACCOUNT

                  Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contract holders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in the statements of income of the Company and are reflected directly in the separate account.

         (g)      PREFERRED STOCK

                  The Company's board of directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were declared and paid during both 2003 and 2002. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2003 or 2002.

         (h)      FAIR VALUES OF FINANCIAL INSTRUMENTS

                  Fair values for bonds are based upon market quotations from the Valuation of Securities Manual of the Securities Valuation Office (SVO) of the NAIC.

                  The fair value for the investment in common stock of an affiliate is determined by the current offering price of the closely held company, which price is established based on prior year-end statutory equity.

                  The fair value for policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of this calculation.

                  For the remaining instruments, management believes the carrying value approximates fair value due to the short maturity, terms, and fluctuations in market conditions of those instruments.

                  The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         (i)      CONCENTRATIONS OF INVESTMENT ASSET CREDIT RISK

                  The amortized cost of bonds at December 31, 2003 and 2002, by NAIC rating classification, are shown below:

                                          2003                         2002
                               -------------------------     ------------------------
                                 AMORTIZED                    AMORTIZED
                                   COST          PERCENT         COST         PERCENT
                               ------------      -------     ------------     -------
Class 1 - highest quality      $292,062,306       81.4%      $217,187,294       65.3%
Class 2 - high quality           49,861,858       13.9%        81,861,765       24.6%
Class 3 - medium quality         10,054,812        2.8%        24,535,448        7.4%
Class 4 - low quality             5,566,673        1.6%         5,203,990        1.6%
Class 5 - lower quality             765,629        0.2%         3,984,250        1.2%
Class 6 - in or near default        389,638        0.1%            12,500        0.0%
                               ------------      -----       ------------      -----
                               $358,700,916      100.0%      $332,785,247      100.0%
                               ============      =====       ============      =====

                  Bonds with ratings from AAA to BBB as assigned by Standard and Poor's Corporation are generally considered as investment-grade securities. Some securities issued by the United States Government or an agency thereof are not rated, but are considered to be investment grade. The NAIC regards United States treasuries and agencies and all A ratings as Class 1 (highest quality), BBB ratings as Class 2 (high quality), BB ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

         (j)      RECLASSIFICATIONS

                  Certain reclassifications have been made to the 2002 statutory financial statements to conform to the 2003 presentation.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(3)    INVESTMENTS

       The amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of investments in bonds at December 31, 2003 and 2002 are as follows:

                                                            DECEMBER 31, 2003
                                         ---------------------------------------------------------
                                                             GROSS          GROSS       ESTIMATED
                                           AMORTIZED       UNREALIZED     UNREALIZED      FAIR
                                             COST            GAINS          LOSSES        VALUE
                                         ------------      ----------     ----------   -----------
Bonds:
     U.S. Treasury securities
        and obligations of
        U.S. Government
        corporations and agencies        $ 52,995,014        674,058          5,540     53,663,532
     Corporate securities                 103,412,614      8,772,686      1,666,862    110,518,438
     Mortgage-backed securities           202,293,288             --             --    202,293,288
                                         ------------      ---------      ---------    -----------
                 Total                   $358,700,916      9,446,744      1,672,402    366,475,258
                                         ============      =========      =========    ===========
Preferred stocks:
     Industrial and miscellaneous        $    250,000             --        218,500         31,500
                                         ============      =========      =========    ===========
Common stocks:
     Banks, trusts, and insurance
        companies                        $    134,676         26,390             --        161,066
     Industrial and miscellaneous           1,220,775         28,074        359,668        889,181
                                         ------------      ---------      ---------    -----------
                 Total                   $  1,355,451         54,464        359,668      1,050,247
                                         ============      =========      =========    ===========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                                                              DECEMBER 31, 2002
                                          ---------------------------------------------------------
                                                             GROSS           GROSS       ESTIMATED
                                            AMORTIZED      UNREALIZED      UNREALIZED      FAIR
                                              COST           GAINS           LOSSES        VALUE
                                          ------------     ----------      ----------   -----------
Bonds:
     U.S. Treasury securities
        and obligations of
        U.S. Government
        corporations and agencies         $ 51,636,069        709,806             --     52,345,875
     Corporate securities                  166,766,202     10,069,865      6,856,498    169,979,569
     Mortgage-backed securities            114,382,976             --             --    114,382,976
                                          ------------     ----------      ---------    -----------
                 Total                    $332,785,247     10,779,671      6,856,498    336,708,420
                                          ============     ==========      =========    ===========
Preferred stock:
     Industrial and miscellaneous         $    250,000             --        236,000         14,000
                                          ============     ==========      =========    ===========
Common stocks:
     Banks, trusts, and insurance
        companies                         $    134,676             --          5,048        129,628
     Industrial and miscellaneous            1,664,247             --        645,637      1,018,610
                                          ------------     ----------      ---------    -----------
                 Total                    $  1,798,923             --        650,685      1,148,238
                                          ============     ==========      =========    ===========

         The amortized cost and estimated fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      ESTIMATED
                                       AMORTIZED        FAIR
                                         COST           VALUE
                                     ------------    -----------
One year or less                     $ 12,657,742     12,696,642
After one year through five years      47,645,377     49,464,877
After five years through ten years     49,746,219     53,234,719
After ten years                        46,358,290     49,331,499
                                     ------------    -----------
                                      156,407,628    164,727,737
Mortgage-backed securities            202,293,288    202,293,288
                                     ------------    -----------
                                     $358,700,916    367,021,025
                                     ============    ===========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         The following table presents the estimated fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003.

                                                 LESS THAN 12 MONTHS             12 MONTHS OR MORE
                                            ----------------------------     -------------------------
                                                                GROSS                         GROSS
                                              ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED
                                             FAIR VALUE         LOSSES       FAIR VALUE       LOSSES
                                            ------------      ----------     ---------      ----------
Bonds:
    U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies            $  2,374,383         43,657             --             --
    Corporate securities                       5,468,545         50,660      6,244,165      1,616,772
    Mortgage-backed securities                94,774,409        917,926             --             --
Preferred stocks:
    Industrial and miscellaneous                      --             --         31,500        218,500
Common stocks:
    Industrial and miscellaneous                 367,992         25,368        436,690        334,298
                                            ------------      ---------      ---------      ---------
                Total                       $102,985,329      1,037,611      6,712,355      2,169,570
                                            ============      =========      =========      =========

         At December 31, 2003 and 2002, bonds having an amortized value of $3,699,734 and $3,268,580, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.

         The Company's sales proceeds and realized gains and losses on securities are summarized as follows:

                                                         2003              2002
                                                    -------------       ----------
Sales proceeds on fixed maturity securities         $ 156,293,393       87,915,524
                                                    =============       ==========
Fixed maturities:
     Gross gains                                        3,304,179        1,062,775
     Gross losses                                      (2,529,521)      (1,362,964)
Equity securities:
     Gross gains                                               --               --
     Gross losses                                        (298,678)        (278,229)
Other invested assets:
     Gross gains                                          432,218          416,097
     Gross losses                                              --               --
                                                    -------------       ----------
                                                          908,198         (162,321)
Adjustment for:
     Amount deferred for the IMR                       (1,991,303)        (619,569)
     Income taxes                                              --          408,190
                                                    -------------       ----------
                 Net realized capital losses        $  (1,083,105)        (373,700)
                                                    =============       ==========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         Revenues in the accompanying statutory statements of operations for the years ended December 31, 2003 and 2002 include net investment income from the following sources:

                                               2003             2002
                                           ------------      ----------
U.S. Government bonds                      $  4,609,683       3,084,104
Other bonds                                  14,713,805      18,719,637
Common stocks                                    22,049          36,835
Mortgage loans                                  363,150              --
Premium notes, policy loans, and liens          172,114         200,364
Cash and short-term investments                 273,060         537,597
Deposits with brokers                                --             185
Other                                           323,234         558,079
                                           ------------      ----------
                 Gross investment income     20,477,095      23,136,801
Investment expenses                            (411,237)       (386,198)
                                           ------------      ----------
                 Net investment income     $ 20,065,858      22,750,603
                                           ============      ==========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         Investments at adjusted cost with NAIC rating designation 6 totaled $389,638 and $496,300 as of December 31, 2003 and 2002, respectively. In accordance with the NAIC's statutory accounting practices, these investments are reported at fair value as determined by the SVO, with the unrealized loss recorded in unassigned surplus net of deferred income taxes. The fair market values for these investments totaled $389,638 and $0 as of December 31, 2003 and 2002, respectively. Unrealized loss on these investments before the effect of deferred income taxes was $549,312 and $0 as of December 31, 2003 and 2002, respectively. The deferred income taxes on unrealized loss were $186,766 and $0 as of December 31, 2003 and 2002, respectively.

         During 2003 and 2002, the Company recognized a realized loss of $65,512 and $486,801, respectively, on several bonds held by the Company where it was determined that these securities had suffered an other-than-temporary decline in value.

(4)      FEDERAL INCOME TAXES

         The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:

                                                   2003           2002           CHANGE
                                               -----------     ----------       --------
Total gross deferred tax assets                $ 1,845,605      2,480,969       (635,364)
Total deferred tax liabilities                    (280,120)      (532,250)       252,130
                                               -----------      ---------       --------
                 Net deferred tax asset          1,565,485      1,948,719       (383,234)
Deferred tax asset nonadmitted in
     accordance with SSAP No. 10                  (934,231)    (1,310,024)       375,793
                                               -----------      ---------       --------
                 Admitted deferred tax asset   $   631,254        638,695         (7,441)
                                               ===========      =========       ========

         The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

                                                    2003          2002        CHANGE
                                                 ----------    ---------     --------
Net deferred tax asset                           $1,565,485    1,948,719     (383,234)
Less:
     Tax effect of unrealized gains and losses      178,059      301,211     (123,152)
     Recognized impairment loss on
        investments capital loss                    189,765      165,512       24,253
     Capital loss carryforward                           --      389,930     (389,930)
                                                 ----------    ---------     --------
Net tax effect without unrealized losses
     and impairments                             $1,197,661    1,092,066      105,595
                                                 ==========    =========     ========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         Current income taxes incurred consist of the following major components:

                                                         2003             2002
                                                      -----------       --------
Federal income tax incurred                           $ 1,169,709        328,747
Tax credits                                              (118,667)            --
Federal income tax on net capital gains                        --       (408,192)
                                                      -----------       --------
                 Federal income taxes incurred, net   $ 1,051,042        (79,445)
                                                      ===========       ========

         Deferred income tax assets and liabilities consist of the following major components:

                                                          2003           2002           CHANGE
                                                      -----------     ----------       --------
Deferred tax assets:
     Reserve discounting                              $   746,672        723,268         23,404
     Unearned premium reserve                             153,671        155,540         (1,869)
     Recognized loss on impairments                       189,765        165,512         24,253
     Unrealized losses on investments                     178,059        301,211       (123,152)
     Alternative minimum tax credit                            --        106,640       (106,640)
     Capital loss carryforward                                 --        389,930       (389,930)
     Deferred acquisition costs                           567,218        638,868        (71,650)
     Other                                                 10,220             --         10,220
                                                      -----------     ----------       --------
                 Total deferred tax assets              1,845,605      2,480,969       (635,364)
     Nonadmitted deferred tax assets                     (934,231)    (1,310,024)       375,793
                                                      -----------     ----------       --------
                                                          911,374      1,170,945       (259,571)
                                                      -----------     ----------       --------
Deferred tax liabilities:
     Book over tax basis on investments                  (280,120)      (532,250)       252,130
                                                      -----------     ----------       --------
                 Net change in admitted
                    deferred tax asset                   (280,120)      (532,250)       252,130
                                                      -----------     ----------       --------
                 Net admitted deferred tax
                    asset                             $   631,254        638,695         (7,441)
                                                      ===========     ==========       ========

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         The Company's income tax incurred and change in deferred income tax differ from the amounts obtained by applying the Federal statutory rate of 34% to income before income taxes as follows:

                                                                     2003             2002
                                                                 -----------       ---------
Current income taxes incurred                                    $ 1,051,042         328,747
Change in deferred income taxes                                        7,441         122,859
                                                                 -----------       ---------
                 Total income tax reported                       $ 1,058,483         451,606
                                                                 ===========       =========
Income before taxes                                              $ 5,135,628       3,285,907
Federal statutory rate                                                    34%             34%
                                                                 -----------       ---------
                 Expected income tax expense
                    at 34% statutory rate                          1,746,114       1,117,208
Increase (decrease) in actual tax reported resulting from:
     Amortization of IMR                                            (280,150)       (198,083)
     Small-company deduction                                        (509,002)       (423,643)
     Other                                                           101,521         (43,876)
                                                                 -----------       ---------
                 Total statutory income taxes                    $ 1,058,483         451,606
                                                                 ===========       =========

         As of December 31, 2003 and 2002, the Company did not accrue a deferred tax liability relating to its "policyholders' surplus account." The amount of the policyholders' surplus account is approximately $3,736,000 in both 2003 and 2002. This is a special memorandum account into which certain amounts not previously taxed under prior tax laws were accumulated. No new additions will be made to this account. Federal income taxes would become payable on all or a portion of this amount at the current tax rate (a) when and if distributions to the stockholder, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; or (b) if the Company ceases to be a life insurance company, as defined by the Internal Revenue Code, and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction; or
         (c) if the policyholders' surplus account exceeds certain premium or reserve levels. The Company does not anticipate any transactions that would cause any part of this amount to become taxable. However, should the balance at December 31, 2003 become taxable, the Federal income tax liability at current rates would be approximately $1,270,240.

         The Company has a capital loss carryforward of approximately $170,000, which will expire in 2007 if sufficient capital gains are not generated.

         The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

2003           $ 950,000
2002             354,000
2001             166,000

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(5)      PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

         Deferred and uncollected life insurance premiums and annuity considerations are as follows:

                             DECEMBER 31, 2003          DECEMBER 31, 2002
                          -----------------------    ----------------------
                                          NET OF                    NET OF
         TYPE                GROSS       LOADING       GROSS       LOADING
---------------------     ----------    ---------    ---------    ---------
Ordinary new business     $  132,583       67,859      155,295       88,261
Ordinary renewal             736,879      531,326      899,246      645,349
Credit life                       37           27          690          467
Group life                 1,295,082      972,382    1,604,055    1,317,651
                          ----------    ---------    ---------    ---------
                 Totals   $2,164,581    1,571,594    2,659,286    2,051,728
                          ==========    =========    =========    =========

(6)    RELATED PARTY TRANSACTIONS

         The Company pays a majority of expenses on a direct basis to third-party vendors. Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2003 and 2002 related to those services were $10,543,155 and $10,848,537, respectively. In addition, commission and policy administration expenses paid by the Company in 2003 and 2002 related to policies serviced by related parties were $2,464,465 and $3,587,861, respectively. The Company also had payables to related parties of $2,961 and a receivable due from related parties of $304,136 at December 31, 2003 and 2002, respectively.

         Certain related parties to the Company are third-party administrators through which the Company writes premiums. For the years ended December 31, 2003 and 2002, related parties, acting as third-party administrators, have written premiums of $18,264,924 and $18,405,093, respectively, for the Company.

         The Company has ceded $2,416,314 and $2,532,647 of life insurance in force at December 31, 2003 and 2002, respectively, to an insurance company owned by the president of the Company. American Service Life Insurance Company (ASLIC) received $549,608 and $66,031 of ceded premium from the Company for the years ended December 31, 2003 and 2002, respectively.

         During the year 2002, the Company loaned funds under promissory notes to an affiliate, Forrest T. Jones & Company, Inc., at various times and for varying amounts, never in excess of $3 million. All notes were repaid with interest at the then-current prime rate. On December 31, 2002, the Company issued an Adjustable Rate Mortgage loan to Forrest T. Jones & Company, Inc. in the amount of $3,600,000 at a current rate of 6.48%. The note is secured by a first lien as evidenced by a Deed of Trust on the building and property located at 3130 Broadway, Kansas City, MO.

         Other invested assets at December 31, 2003 and 2002 of $4,456,217 and $3,352,160, respectively, consist primarily of an investment in a limited partnership, the general partner of which is the president of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts, and other commodity interests, including forward contracts in foreign currencies.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(7)      REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

         In the ordinary course of business, the Company assumes business from and cedes business to a number of unrelated insurers under a variety of contracts. The existence of ceded reinsurance constitutes a means by which the Company has underwritten a portion of its business. This underwriting activity subjects the Company to certain risks. To the extent that reinsurers who are underwriting the Company's business become unable to meet their contractual obligations, the Company retains the primary obligation to its direct policyholders because the existence of this reinsurance does not discharge the Company from its obligation to its policyholders.

         The Company generally strives to diversify its credit risks related to reinsurance ceded. The Company has policies and procedures to approve reinsurers prior to entering into an agreement and also to monitor financial stability on a continuous basis. As of December 31, 2003 and 2002, the Company had no overdue reinsurance balances.

         The maximum amount of insurance the Company attempts to retain on any one life is $100,000.

         The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages, as well as certain accident and health risks. The Company recorded a reinsurance recoverable of $5,135,090 and $5,667,307 as of December 31, 2003 and 2002, respectively, which are included in due from other companies on the statements of admitted assets, liabilities, and capital and surplus. The Company was also primarily liable to reinsurers for the amounts of $1,947,075 and $4,893,581 as of December 31, 2003 and 2002, respectively. Such liabilities are recorded in due to other companies on the statements of admitted assets, liabilities, and capital and surplus.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

         A summary of reinsurance for each of the years in the two-year period ended December 31, 2003 follows:

                                                              ASSUMED        CEDED
                                              DIRECT         FROM OTHER     TO OTHER           NET
             DESCRIPTION                      AMOUNT         COMPANIES      COMPANIES         AMOUNT
---------------------------------------    ------------      ----------   -------------     ----------
2003:
     Life insurance in force (000's)       $  3,096,005        840,834      (1,618,337)      2,318,502
     Premiums:
        Life, annuity, and
           supplemental contracts            34,804,716      6,533,739     (12,333,366)     29,005,089
        Accident and health                 242,839,020         10,495    (159,424,571)     83,424,944
     Policy benefits:
        Life, annuity, and
           supplemental contracts            29,158,594      2,136,414      (3,502,572)     27,792,436
        Accident and health                 159,383,262       (365,804)   (105,073,586)     53,943,872
2002:
     Life insurance in force (000's)          3,315,195        797,248      (2,259,145)      1,853,298
     Premiums:
        Life, annuity, and
           supplemental contracts            38,710,725      2,315,476      (8,500,123)     32,526,078
        Accident and health                 215,428,669          2,551    (135,720,067)     79,711,153
     Policy benefits:
        Life, annuity, and
           supplemental contracts            30,542,552      1,759,378      (3,092,924)     29,209,006
        Accident and health                 147,419,936       (397,398)   (108,727,592)     38,294,946

         Future policy and claim reserves are stated after reduction of applicable reinsurance reserves, which aggregated approximately $18,589,356 in 2003 and $19,381,426 in 2002 on life business, and
         $40,221,447 in 2003 and $36,411,488 in 2002 on accident and health business. The Company is contingently liable for the portion of the policies reinsured in the event the reinsurance companies are unable to pay their portion of any resulting claim.

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

       The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid losses by reinsurer, along with the Standard and Poor's credit rating:

                                                                           RECOVERABLE         RECOVERABLE
                                                              CREDIT         ON PAID            ON UNPAID
              REINSURER                                       RATING          LOSSES              LOSSES
------------------------------------------                    ------       -----------         -----------
Everest Reinsurance Company                                     AA         $        --          4,308,232
American Trust Insurance Company Ltd.                           NR                  --          3,742,074
Centre Insurance Company                                       BBB-                 --          2,336,593
Employers Life Insurance Corporation                            B                   --          2,305,840
Swiss Re Life & Health America                                  AA                  --          1,900,848
Transatlantic Reinsurance Company                               AA                  --          1,811,397
General & Cologne Life Re of America                           AAA                  --          1,314,980
Standard Security Life Insurance Co. of NY                     BBB                  --          1,276,207
Arch Insurance Company                                          NR                  --          1,134,407
Commercial Travelers Mutual Insurance Co.                       NR                  --          1,105,213
Hannover Life Reassurance Co. of America                        NR                  --            898,328

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(8)      DIRECT WRITTEN PREMIUMS

         Individual managing general agents (MGA) and third-party administrators
         (TPA) in which direct premiums written exceed 5% of total surplus at December 31 are as follows:

                                                         2003
---------------------------------------------------------------------------------------------------------------------------
           NAME AND ADDRESS OF                                                                              TOTAL DIRECT
             MANAGING GENERAL                                            TYPES OF        TYPES OF             PREMIUMS
             AGENT OR THIRD-                  FEIN      EXCLUSIVE        BUSINESS        AUTHORITY            WRITTEN/
           PARTY ADMINISTRATOR               NUMBER     CONTRACT         WRITTEN          GRANTED           PRODUCED BY
----------------------------------------   ----------   ---------   ------------------   ---------       ------------------
Aasist Insurance Services, Inc.            88-0426796      NO       Group A&H            UPCCAB          $        5,469,301
1575 Delucchi Lane                                                  (Excess loss)
Reno, NV  89502
---------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                      43-1625757      NO       Group A&H            UPCCAB                   2,963,752
911 Broadway
Kansas City, MO 64105
---------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.        48-1066164      NO       Group Life           UPB                        442,319
7101 College Blvd #1200                                             Group A&H            UPCCAB                  16,511,963
Overland Park, KS 66210                                             (Excess loss)
                                                                    Individual A&H       PCCAB                    1,134,771
---------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                   06-1587616      NO       Group A&H            UPCCAB                   2,726,718
281 Farmington Avenue                                               (Excess loss)
Farmington, CT  06032
---------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.   86-0349350      NO       Group A&H            UPCCAB                  11,772,092
10324 South Dolfield Road
Owings Mills, MD 21117
---------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.               86-0898452      NO       Group A&H            UPCCAB                   8,379,530
8326 E. Hartford Drive, Suite 100                                   (Excess loss)
Scottsdale, AZ  85255-5466
---------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                    26-0067491      NO       Group Life           UPB                         32,752
961 E. Main Street                                                  Group A&H            UPCCAB                  12,719,966
Spartanburg, SC 29302                                               (Excess loss)
---------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                      58-1897502      NO       Group A&H            UPCCCAB                  4,322,986
1566 Thompson Bridge Road                                           (Excess loss)
Gainsville, GA  30501
---------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.           75-2195089      NO       Group Life           UPB                          1,431
6509 Windcrest Drive Suite 200                                      Group A&H            UPCCAB                  10,745,963
Plano, TX 75024
---------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.              22-3669968      NO       Group A&H            UPCCAB                  12,859,484
d/b/a Marlton Risk Group                                            (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
---------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.    31-1258935      NO       Group A&H            UPB                      7,445,381
3070 Riverside Drive                                                Individual A&H       UPB                        240,839
Columbus, OH 43221
---------------------------------------------------------------------------------------------------------------------------
Corporate Benefits Service, Inc.           56-1167792      NO       Group A&H            PCCA                     2,079,000
145 Scaleybark Road
Charlotte, NC  28209
---------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.              86-0344191      NO       GroupLife            UPCCAB                     802,307
2101 West Peoria Ave.                                               Group A&H            UPCCAB                  30,241,721
Suite 100
Phoenix, AZ 85029-4928
---------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.       33-0177357      NO       Group Life           P                        5,435,295
17722 Irvine Blvd.                                                  Group A&H            UPB                          8,968
Tustin, CA 92780                                                    Individual Life      P                        1,940,309
                                                                    Group Annuity        P                        2,804,569
                                                                    Individual Annuity   P                          894,102
---------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.           43-1451185      NO       Group Life           UPB                      1,397,163
3130 Broadway                                                       Group A&H            UPB                        744,349
Kansas City, MO 64111                                               Individual Life      UPB                        257,266
                                                                    Individual A&H       UPB                         16,579
                                                                    Individual Annuity   P                          684,517
---------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company        43-1292250      NO       Group Life           UPB                        808,409
3130 Broadway                                                       Group Annuity        P                        5,853,925
Kansas City, MO 64111                                               Group A&H            UPB                      7,624,301
                                                                    Individual Life      UPB                         28,143
                                                                    Individual Annuity   P                          850,272
---------------------------------------------------------------------------------------------------------------------------
Grouplink, Inc.                            35-1640589      NO       Group A&H            PCCAB                    3,733,528
6612 E. 75th Street Suite 200
Indianapolis, IN  46250
---------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                             23-3081650      NO       Group A&H            UPB                      5,071,198
1595 Paoli Pike, Suite 103
Westchester, PA  19380
---------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                    95-2706278      NO       Group Life           P                          153,628
2808 E. Katella Avenue                                              Group A&H            UPB                        988,965
Suite 101                                                           Individual Life      P                          419,434
Orange, CA 92867-5299                                               Individual A&H       UPB                        678,710
---------------------------------------------------------------------------------------------------------------------------
               Total                                                                                            171,285,906
Premiums from individual TPAs and MGAs which are less than 5% of total surplus                                   10,560,202
                                                                                                         ------------------
               Total                                                                                     $      181,846,108
                                                                                                         ==================

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

                                                                2002
-----------------------------------------------------------------------------------------------------------------------------
         NAME AND ADDRESS OF                                                                                   TOTAL DIRECT
           MANAGING GENERAL                                                TYPES OF         TYPES OF             PREMIUMS
           AGENT OR THIRD-                   FEIN      EXCLUSIVE           BUSINESS        AUTHORITY             WRITTEN/
         PARTY ADMINISTRATOR                NUMBER      CONTRACT           WRITTEN          GRANTED             PRODUCED BY
---------------------------------------   ----------   ---------      ------------------   ---------          ---------------
A.G.I.A., Inc.                            95-2409500       NO         Group Life            UPB               $       644,166
1155 Eugenia Place                                                    Group A&H             UPCCAB                  2,831,653
Carpinteria, CA 93013-2062
-----------------------------------------------------------------------------------------------------------------------------
Alliance Benefit Management               31-1413132       NO         Group Life            P                          49,047
225 Green Meadows Dr. South                                           Group A&H             PCCA                   10,955,839
Westerville, OH 43081                                                 (Excess loss)
-----------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                     43-1625757       NO         Group A&H             UPCCAB                  4,032,332
911 Broadway
Kansas City, MO 64105
-----------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.       48-1066164       NO         Group Life            UPB                       613,634
7101 College Blvd #1200                                               Group A&H             UPCCAB                 19,453,173
Overland Park, KS 66210                                               (Excess loss)
                                                                      Individual A&H        PCCAB                   1,091,458
-----------------------------------------------------------------------------------------------------------------------------
Avesis, Inc.                              86-0349350       NO         Group A&H             UPCCAB                  6,666,584
10324 South Dolfield Road
Owings Mills, MD 21117
-----------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                   57-1114583       NO         Group Life            UPB                        13,023
333 S. Pine Street                                                    Group A&H             UPCCAB                  5,245,032
Spartanburg, SC 29302                                                 (Excess loss)
-----------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.          75-2195089       NO         Group A&H             UPCCAB                  7,550,995
6509 Windcrest Drive Suite 200
Plano, TX 75024
-----------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.   31-1258935       NO         Group Life            UPB
3070 Riverside Drive                                                  Group A&H             UPB                     6,776,535
Columbus, OH 43221                                                    Individual A&H        UPB                       224,800
-----------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.             86-0344191       NO         Group Life            UPCCAB                  1,054,548
2101 West Peoria Ave.                                                 Group A&H             UPCCAB                 45,262,394
Suite 100
Phoenix, AZ 85029-4928
-----------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.      33-0177357       NO         Group Life            P                       7,041,237
17712 Irvine Blvd.                                                    Group A&H             UPB                           718
Tustin, CA 92780                                                      Individual Life       P                       2,330,361
                                                                      Group Annuity         P                       2,308,865
                                                                      Individual Annuity    P                       1,247,768
-----------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.          43-1451185       NO         Group Life            UFB                     1,468,536
3130 Broadway                                                         Group A&H             UPB                       867,547
Kansas City, MO 64111                                                 Individual Life       UPB                       288,658
                                                                      Individual A&H        UPB                        25,904
                                                                      Individual Annuity    P                         758,729
-----------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company       43-1292250       NO         Group Life            UPB                       774,834
3130 Broadway                                                         Group Annuity         P                       6,009,584
Kansas City, MO 64111                                                 Group A&H             UPB                     7,927,271
                                                                      Individual Life       UPB                        30,273
                                                                      Individual Annuity    P                         253,757
-----------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                            23-3081650       NO         Group A&H             UPB                     6,464,449
961 Pottstown Pike
Chester Springs, PA 19424
-----------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                   95-2706278       NO         Group Life            P                         155,208
2808 E. Katella Avenue                                                Group A&H             UPB                       888,989
Suite 101                                                             Individual Life       P                         426,385
Orange, CA 92867-5299                                                 Individual A&H        UPB                       654,362
-----------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.             22-3669968       NO         Group A&H             UPCCAB                 14,421,557
d/b/a Marlton Risk Group                                              (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
-----------------------------------------------------------------------------------------------------------------------------
                 Total                                                                                            166,810,205

Premiums from individual TPAs and MGAs which are less than 5% of total surplus                                     10,850,450
                                                                                                              ---------------
                 Total                                                                                        $   177,660,655
                                                                                                              ===============

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(9) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

         Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31 are as follows:

                                                                                         DECEMBER 31, 2003
                                                                            -----------------------------------------
                                                                                   AMOUNT              % OF TOTAL
                                                                            -------------------      ----------------
Subject to discretionary withdrawal:
     (1)   With market value adjustment                                        $           --                   --
     (2)   At book value, less current surrender charge
              of 5% or more                                                        66,091,391                23.72%
     (3)   At fair value                                                            3,956,739                 1.42%
                                                                               --------------             --------
     (4)   Total with adjustment or at market value                                70,048,130                25.14%
     (5)   At book value without adjustment
              (minimal or no charge)                                              183,811,790                65.96%
Not subject to discretionary withdrawal                                            24,822,123                 8.91%
                                                                               --------------             --------
                 Total (gross)                                                    278,682,043               100.00%
                                                                                                          ========
Reinsurance ceded                                                                   4,000,000
                                                                               --------------
                 Total (net)                                                   $  274,682,043
                                                                               ==============

                                                                                       DECEMBER 31, 2002
                                                                            -----------------------------------------
                                                                                  AMOUNT              % OF TOTAL
                                                                            -------------------   -------------------
Subject to discretionary withdrawal:
     (1)   With market value adjustment                                          $         --               --
     (2)   At book value, less current surrender charge
              of 5% or more                                                        64,472,678            24.29%
     (3)   At fair value                                                            3,127,100             1.18%
                                                                                 ------------           ------
     (4)   Total with adjustment or at market value                                67,599,778            25.47%
     (5)   At book value without adjustment
              (minimal or no charge)                                              174,467,754            65.74%
Not subject to discretionary withdrawal                                            23,320,656             8.79%
                                                                                 ------------           ------
                 Total (gross)                                                    265,388,188           100.00%
                                                                                                        ======
Reinsurance ceded                                                                   5,000,000
                                                                                 ------------
                 Total (net)                                                     $260,388,188
                                                                                 ============

                                       26                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(10)     AGGREGATE RESERVES AND CLAIMS RESERVES FOR ACCIDENT AND HEALTH POLICIES

         The claims portion of aggregate reserves and claims reserves for accident and health policies are based on estimates, which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2003 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustment to reserves is reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

                                                                                    2003                  2002
                                                                             -------------------   ------------------
Balance at January 1, net of reinsurance recoverables of
     $29,653,720 and $39,092,795 in 2003 and 2002, respectively                 $   17,996,837          27,313,159
                                                                                --------------        ------------
Incurred related to:
     Current year                                                                   54,304,669          33,852,278
     Prior years                                                                    (1,231,295)         (1,217,191)
                                                                                --------------        ------------
                 Total incurred                                                     53,073,374          32,635,087
                                                                                --------------        ------------
Paid related to:
     Current year                                                                   47,058,650          26,414,655
     Prior years                                                                     5,704,509          15,536,754
                                                                                --------------        ------------
                 Total paid                                                         52,763,159          41,951,409
                                                                                --------------        ------------
Balance at December 31, net of reinsurance recoverables of
     $33,638,634 and $29,653,720 in 2003 and 2002, respectively                 $   18,307,052          17,996,837
                                                                                ==============        ============

         As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $1,231,295 during 2003. The change in amounts is the result of normal reserve developments inherent in the uncertainty of establishing the liability for accident and health claim reserves. Paid claims in 2002 are higher than in 2001 due to higher incidence of losses.

                                       27                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(11)     SEPARATE ACCOUNTS

         The separate accounts held by the Company relate to individual variable annuities of nonguaranteed value. The net investment experience of the separate accounts is credited directly to the policyholder and can be a positive or negative. These variable annuities provide an incidental death benefit of the greater of the account value or the premium less surrenders. The assets and the liability of these accounts are carried at market. This business is represented in the table below.

                                                                                                     NONGUARANTEED
                                                                                                        ACCOUNTS
                                                                                                  ------------------
Premiums, considerations, or deposits for the year ended December 31, 2003                            $   388,099
Reserves at December 31, 2003 for accounts with assets at:
     Market value (MV)                                                                                  3,956,739
     Amortized cost                                                                                            --
                                                                                                      -----------
                                                                                                      $ 4,344,838
                                                                                                      ===========
By withdrawal characteristics:
     Subject to discretionary withdrawal                                                              $        --
     With MV adjustment                                                                                        --
     At book value without MV adjustment and with current surrender charge
        of 5% or more                                                                                          --
     At market value                                                                                    4,344,838
     At book value without MV                                                                                  --
                                                                                                      -----------
                 Subtotal                                                                               4,344,838

Not subject to discretionary withdrawal                                                                        --
                                                                                                      -----------
                 Total                                                                                $ 4,344,838
                                                                                                      ===========

         Transfers as reported in the summary of operations of the separate accounts statement:

                                                                                     2003                  2002
                                                                              ----------------         ------------
Transfers to separate accounts for premiums                                    $     388,099             539,365
Transfers from separate accounts, other                                             (413,898)           (396,926)
                                                                               -------------            --------
                 Net transfers to (from) separate accounts                     $     (25,799)            142,439
                                                                               =============            ========
Transfers as reported in the statutory statements of operations
     of the Company                                                            $     (25,799)            142,439

                                       28                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(12)     COMMITMENTS AND CONTINGENCIES

         As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time. Accordingly, the Company is unable to determine the impact, if any, such assessments may have on the Company's financial position or results of operations.

         The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits, although various in nature, are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company is also involved in several disputes with its reinsurance companies and third-party administrators. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to vigorously defend against these lawsuits and disputes and is of the opinion that even if the Company is held liable, any monetary damages assessed would probably not exceed the current reserves for these claims and, if so, the amount would not have a material impact on the Company's statutory financial statements.

(13)     REGULATORY MATTERS

         DIVIDEND RESTRICTIONS--Regulatory restrictions on statutory surplus limit the amount of dividends available for distribution without prior approval of regulatory authorities. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the Company's state of incorporation, Missouri, to $4,330,182, an amount that is based on restrictions relating to statutory surplus.

         RISK-BASED CAPITAL--The NAIC has developed risk-based capital (RBC) standards that relate a life insurer's reported statutory capital and surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to protect the Company from various risks that it faces, such as asset risk, underwriting risk, and credit risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. The Company continues to monitor its internal capital requirements and the NAIC's RBC requirements. At December 31, 2003, the Company's total adjusted capital was in excess of the minimum capital requirements for all RBC action levels. Management believes that the Company's capital levels are sufficient to support the level of risk inherent in its operations.

                                       29                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(14)     RECONCILIATION TO ANNUAL STATEMENT

         The following schedule reconciles the Company's annual statement to the audited statutory financial statements for the year ended December 31, 2003:

                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY              PER THE
                                                                                 FINANCIAL               ANNUAL
                                                                                 STATEMENTS            STATEMENT
                                                                             -------------------     --------------
Net realized capital gains (losses), less capital gains tax (1)                $   (1,083,105)        (1,569,902)
                                                                               ==============         ==========
Statutory net income                                                           $    3,001,481          2,514,683
                                                                               ==============         ==========
Change in asset valuation reserve                                              $      440,981            308,572
                                                                               ==============         ==========

         (1) The asset valuation reserve was adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset, which was taken in the financial statements in the prior year and the annual statement in the current year.

         The following schedule reconciles the Company's annual statement to the audited statutory financial statements for the year ended December 31, 2002:

                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY              PER THE
                                                                                 FINANCIAL               ANNUAL
                                                                                 STATEMENTS            STATEMENT
                                                                            -------------------   -------------------
Net realized capital gains (losses), less capital gains tax (1)                 $  (373,700)           (2,866,892)
                                                                                ===========           ===========
Statutory net income                                                            $ 2,583,460                90,264
                                                                                ===========           ===========
Asset valuation reserve                                                         $ 2,129,314             1,996,905
                                                                                ===========           ===========
Capital and surplus                                                             $45,367,076            45,499,486
                                                                                ===========           ===========

         (1) Other-than-temporary decline in the fair value of investments is recorded in the statements of operations rather than through the statements of changes in capital and surplus. The asset valuation reserve and the related net deferred tax assets were adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset.

                                       30                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                           December 31, 2003 and 2002

(15)     FAIR VALUE OF FINANCIAL INSTRUMENTS

         The fair values of investment securities, including short-term investments and cash, are estimated based on prices received from the Securities Valuation Office of the NAIC or third-party securities dealers. Cash and short-term investment fair values approximate their carrying values. The following chart provides the amortized cost and estimated fair value of investment securities at December 31, 2003 and 2002:

                                                          2003                                   2002
                                         -------------------------------------  -------------------------------------
                                            STATEMENT           ESTIMATED          STATEMENT           ESTIMATED
             DESCRIPTION                      VALUE             FAIR VALUE           VALUE             FAIR VALUE
---------------------------------------  -----------------   -----------------  -----------------   -----------------
Bonds:
     U.S. Treasury securities
        and obligations of
        U.S. Government
        corporations and agencies        $     51,636,069         52,345,845        51,636,069          52,345,875
     Corporate securities                     166,766,202        169,979,569       166,766,202         169,979,569
     Mortgage-backed securities               114,382,976        114,382,976       114,382,976         114,382,976
                                         ----------------      -------------       -----------         -----------
                    Total                $    332,785,247        336,708,390       332,785,247         336,708,420
                                         ================      =============       ===========         ===========
Preferred stock:
     Industrial and miscellaneous        $        250,000             14,000            14,000              14,000

Common stock:
     Banks, trusts, and insurance
        companies                        $        134,676            129,628           129,628             129,628
     Industrial and miscellaneous               1,664,247          1,018,610         1,018,610           1,018,610
                                         ----------------      -------------       -----------         -----------
                    Total                $      1,798,923          1,148,238         1,148,238           1,148,238
                                         ================      =============       ===========         ===========
Other invested assets                    $      4,456,217          4,456,217         3,352,160           3,352,160
Mortgage loans                                  7,940,445          7,940,445         3,600,000           3,600,000

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                        Statutory Selected Financial Data

                                December 31, 2003

Investment income earned:
      Government bonds                                                                                      $     4,609,683
      Other bonds (unaffiliated)                                                                                 14,713,805
      Bonds of affiliates                                                                                                --
      Preferred stocks (unaffiliated)                                                                                    --
      Preferred stocks of affiliates                                                                                     --
      Common stocks (unaffiliated)                                                                                   22,049
      Common stocks of affiliates                                                                                        --
      Mortgage loans                                                                                                363,150
      Real estate                                                                                                        --
      Premium notes, policy loans, and liens                                                                        172,114
      Collateral loans                                                                                                   --
      Cash on hand and on deposit                                                                                        --
      Short-term investments                                                                                        273,060
      Other invested assets                                                                                              --
      Derivative instruments                                                                                             --
      Aggregate write-in for investment income                                                                      323,234
                                                                                                            ---------------
                              Gross investment income                                                       $    20,477,095
Real estate owned--book value less encumbrances                                                             $            --

Mortgage loans--book value:
      Farm mortgages                                                                                        $            --
      Residential mortgages                                                                                              --
      Commercial mortgages                                                                                        7,940,445
                                                                                                            ---------------
                              Total mortgage loans                                                          $     7,940,445
                                                                                                            ===============
Mortgage loans by standing--book value:
      Good standing                                                                                         $     7,940,445
      Good standing with restructured terms                                                                              --
      Interest overdue more than three months, not in foreclosure                                                        --
      Foreclosure in process                                                                                             --
Other long-term assets--statement value                                                                     $     4,456,217
Collateral loans                                                                                                         --

Bonds and stocks of parent, subsidiaries, and affiliates--book value:
      Bonds                                                                                                 $            --
      Preferred stocks                                                                                                   --
      Common stocks                                                                                                      --

Bonds and short-term investments--by maturity and class:
      By maturity--statement value:
               Due within one year or less                                                                  $    23,212,143
               Over one year through five years                                                                  47,667,130
               Over five years through ten years                                                                 50,476,669
               Over ten years through twenty years                                                               42,987,718
               Over twenty years                                                                                204,911,660
                                                                                                            ---------------
                              Total bonds and short-term investments--by maturity                           $   369,255,320
                                                                                                            ===============

                                       32                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                        Statutory Selected Financial Data

                                December 31, 2003

  By class--statement value:
            Class 1                                                                                         $   302,616,709
            Class 2                                                                                              49,861,858
            Class 3                                                                                              10,054,812
            Class 4                                                                                               5,566,674
            Class 5                                                                                                 765,629
            Class 6                                                                                                 389,638
                                                                                                            ---------------
                              Total bonds and short-term investments--by class                              $   369,255,320
                                                                                                            ===============
Total bonds publicly traded                                                                                 $   358,700,916
Total bonds privately placed                                                                                             --
Preferred stocks--statement value                                                                                    31,500
Common stocks--market value, including investment in subsidiary                                                   1,050,249
Short-term investments--book value                                                                               10,554,403
Financial options owned--statement value                                                                                 --
Financial options written and in force--statement value                                                                  --
Financial futures contracts open--current price                                                                          --
Cash on deposit                                                                                                   1,094,593

Life insurance in force:
  Industrial                                                                                                             --
  Ordinary                                                                                                  $       187,874
  Credit life                                                                                                        27,214
  Group life                                                                                                      2,103,414

Amount of accidental death insurance in force under ordinary policies                                       $       135,482

Life insurance policies with disability provisions in force:
  Industrial                                                                                                $            --
  Ordinary                                                                                                          108,884
  Credit life                                                                                                            --
  Group life                                                                                                      2,044,177

Supplementary contracts in force:
  Ordinary--not involving life contingencies:
            Amount on deposit                                                                               $         2,592
            Income payable                                                                                            1,764
  Ordinary--involving life contingencies:
            Income payable                                                                                          100,118
  Group--not involving life contingencies:
            Amount on deposit                                                                                    11,681,067
            Income payable                                                                                        1,716,019
  Group--involving life contingencies:
            Income payable                                                                                        1,986,460

Annuities:
  Ordinary:
            Immediate--amount of income payable                                                             $            --
            Deferred--fully paid account balance                                                                 17,456,645
            Deferred--not fully paid account balance                                                             25,958,077

                                       33                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                        Statutory Selected Financial Data

                                December 31, 2003

    Group:
                Immediate--amount of income payable                                                         $            --
                Deferred--fully paid account balance                                                                     --
                Deferred--not fully paid account balance                                                        214,795,748
Accident and health insurance--premiums in force:
    Ordinary                                                                                                $     2,303,329
    Group                                                                                                       237,112,945
    Credit                                                                                                               --
Deposit funds and dividend accumulations:
    Deposit funds--account balance                                                                          $            --
    Dividend accumulations--account balance                                                                              --

Claim payments:
    Group accident and health--year ended December 31, 2003:
                2003                                                                                        $    46,527,227
                2002                                                                                             26,192,073
                2001 and prior                                                                                   15,262,512

    Other accident and health:
                2003                                                                                        $       531,423
                2002                                                                                                222,582
                2001 and prior                                                                                      374,242

    Other coverages that use developmental methods to calculate claims reserves:
                2003                                                                                        $            --
                2002                                                                                                     --
                2001 and prior                                                                                           --

See accompanying independent auditors' report.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                      Statutory Summary Investment Schedule

                                December 31, 2003

                                                                                                        ADMITTED ASSETS AS REPORTED
                                                                            GROSS INVESTMENT HOLDINGS     IN THE ANNUAL STATEMENT
                                                                            -------------------------  -----------------------------
                          INVESTMENT CATEGORIES                                AMOUNT     PERCENTAGE         AMOUNT    PERCENTAGE
-----------------------------------------------------------------------------------------------------  -----------------------------
Bonds:
    U.S. Treasury securities                                                $  9,371,431      2.3%       $  9,371,431     2.3%
    U.S. Government agency and corporate obligations
         (excluding mortgage-backed securities):
              Issued by U.S. Government agencies                                      --       --                  --      --
              Issued by U.S. Government-sponsored agencies                            --       --                  --      --
    Foreign government (including Canada, excluding
         mortgage-backed securities)                                                  --       --                  --      --
    Securities issued by states, territories, and
         possessions, and political subdivisions in the U.S.:
              States, territories, and possessions general
                   obligations                                                 1,910,923      0.5           1,910,923     0.5
              Political subdivisions of states, territories, and
                   possessions, and political subdivision
                   general obligations                                         7,733,030      1.9           7,733,030     1.9
              Revenue and assessment obligations                              33,979,630      8.5          33,979,630     8.5
              Industrial development and similar obligations                          --       --                  --      --
    Mortgage-backed securities (including residential and commercial MBS):
              Pass-through securities:

                   Guaranteed by GNMA                                        189,885,596     47.5         189,885,596    47.6
                   Issued by FNMA and FHLMC                                           --       --                  --      --
                   Privately issued                                                   --       --                  --      --
              CMOs and REMICs:

                   Issued by FNMA and FHLMC                                   11,297,401      2.8          11,297,401     2.8
                   Privately issued and collateralized by MBS,
                          issued or guaranteed by GNMA, FNMA,
                          or FHLMC                                             1,110,294      0.3           1,110,294     0.3
                   All other privately issued                                         --       --                  --      --
Other debt and other fixed income securities (excluding short-term):
         Unaffiliated domestic securities (includes credit
                   tenant loans rated by the SVO)                            103,412,612     25.9         103,412,611    25.9
         Unaffiliated foreign securities                                              --       --                  --      --
         Affiliated securities                                                        --       --                  --      --
Equity interests:
    Investments in mutual funds                                                       --       --                  --      --
    Preferred stocks:
         Affiliated                                                                   --       --                  --      --
         Unaffiliated                                                            250,000      0.1              31,500     0.0
    Publicly traded equity securities (excluding preferred stocks):
              Affiliated                                                              --       --                  --      --
              Unaffiliated                                                     1,355,451      0.3           1,050,247     0.3
    Other equity securities:
         Affiliated                                                                   --       --                  --      --
         Unaffiliated                                                                 --       --                  --      --
    Other equity interests, including tangible personal
         property under lease:
              Affiliated                                                              --       --                  --      --
              Unaffiliated                                                            --       --                  --      --

                                       35                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                      Statutory Summary Investment Schedule

                                December 31, 2003

                                                                                                        ADMITTED ASSETS AS REPORTED
                                                                            GROSS INVESTMENT HOLDINGS     IN THE ANNUAL STATEMENT
                                                                            -------------------------  ----------------------------
                     INVESTMENT CATEGORIES                                      AMOUNT    PERCENTAGE      AMOUNT       PERCENTAGE
-----------------------------------------------------------------           ------------  -----------  ------------   ------------
Mortgage loans:
    Construction and land development                                       $         --       --      $         --          --
    Agricultural                                                                      --       --                --          --
    Single-family residential properties                                              --       --                --          --
    Multifamily residential properties                                                --       --                --          --
    Commercial loans                                                           7,940,445      2.0         7,940,445         2.0
Real estate investments:
    Property occupied by company                                                      --       --                --          --
    Property held for production of income (includes $0
         of property acquired in satisfaction of debt)                                --       --                --          --
    Property held for sale ($0, including property
         acquired in satisfaction of debt)                                            --       --                --          --
Policy loans                                                                   6,281,921      1.6         6,281,921         1.6
Receivables for securities                                                            --       --                --          --
Cash and short-term investments                                               20,649,021      5.2        20,649,021         5.2
Other invested assets                                                          4,456,217      1.1         4,456,217         1.1
                                                                            ------------  -------      ------------     -------
                        Total invested assets                               $399,633,972    100.0%     $399,110,267       100.0%
                                                                            ============  =======      ============     =======

See accompanying independent auditors' report.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11, and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity's total admitted assets as reported on Page 2 of the annual statement. $418,280,621

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. Government, U.S. Government agency securities, and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company, and policy loans.

                                                                               PERCENT OF
                                                                             TOTAL ADMITTED
                        INVESTMENT CATEGORY                      AMOUNT          ASSETS
           -----------------------------------------          ------------   --------------
2.01       California Rural Home Mortgage Review              $  7,088,795       1.695%
2.02       Weyerhaeuser Co.                                      4,402,440       1.053%
2.03       Continental Corp                                      3,500,000       0.837%
2.04       Mountain Fuel Supply                                  3,500,000       0.837%
2.05       Hydro-Qubec                                           3,479,799       0.832%
2.06       Mississippi Stree                                     3,450,030       0.825%
2.07       Belton MO Tax Increment Rev                           3,400,000       0.813%
2.08       American General Financial Corp.                      3,397,909       0.812%
2.09       Archer Daniels Midland                                3,371,283       0.806%
2.10       Coca-Cola Enterprises                                 3,223,303       0.771%

                                       37                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                                               PERCENT OF
                                                                             TOTAL ADMITTED
                                   BONDS                     AMOUNT              ASSETS
               ---------------------------------------   -------------       --------------
3.01           NAIC-1                                    $ 302,616,710          72.348%
3.02           NAIC-2                                       49,861,859          11.921%
3.03           NAIC-3                                       10,054,812           2.404%
3.04           NAIC-4                                        5,566,674           1.331%
3.05           NAIC-5                                          765,629           0.183%
3.06           NAIC-6                                          389,638           0.093%

                              PREFERRED STOCK
               ---------------------------------------
3.07           P/RP-1                                    $          --           0.000%
3.08           P/RP-2                                               --           0.000%
3.09           P/RP-3                                               --           0.000%
3.10           P/RP-4                                               --           0.000%
3.11           P/RP-5                                               --           0.000%
3.12           P/RP-6                                           31,500           0.008%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including:

         (4.01)   Foreign-currency-denominated investments of $0;

         (4.02) Supporting insurance liabilities denominated in that same foreign currency of $0; and, excluding

         (4.03) Canadian investments and currency exposure of $0. Assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets; therefore, detail not required for interrogatories 5 - 10.

         (4.04)                                                 Yes [ X ] No [ ]

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                            AMOUNT              PERCENTAGE
                                          ---------             ----------
5.01           NAIC-1                     $      --               0.000%
5.02           NAIC-2                            --               0.000%
5.03           NAIC-3                            --               0.000%

                                       38                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                AMOUNT          PERCENTAGE
                                              -----------       ----------
Countries rated NAIC-1:
6.01  Country:                                $       --          0.000%
6.02  Country:                                        --          0.000%

Countries rated NAIC-2:
6.03  Country:                                        --          0.000%
6.04  Country:                                        --          0.000%

Countries rated NAIC-3
6.05  Country:                                        --          0.000%
6.06  Country:                                        --          0.000%

7.       Aggregate unhedged foreign currency exposure $0              0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                         AMOUNT        PERCENTAGE
                                                       ---------       ----------
8.01  Countries rated NAIC-1                           $      --         0.000%
8.02  Countries rated NAIC-2                                  --         0.000%
8.03  Countries rated NAIC-3 or below                         --         0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                         AMOUNT       PERCENTAGE
                                                       ---------      ----------
Countries rated NAIC-1:
9.01    Country:                                       $     --        0.000%
9.02    Country:                                             --        0.000%

Countries rated NAIC-2:
9.03    Country:                                             --        0.000%
9.04    Country:                                             --        0.000%

Countries rated NAIC-3 or below:
9.05    Country:                                             --        0.000%
9.06    Country:                                             --        0.000%

                                       39                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

10. List the 10 largest nonsovereign (i.e., nongovernmental) foreign issues:

                                                         AMOUNT         PERCENTAGE
                                                       -----------      ----------
10.01          NAIC rating:                            $       --         0.000%
10.02          NAIC rating:                                    --         0.000%
10.03          NAIC rating:                                    --         0.000%
10.04          NAIC rating:                                    --         0.000%
10.05          NAIC rating:                                    --         0.000%
10.06          NAIC rating:                                    --         0.000%
10.07          NAIC rating:                                    --         0.000%
10.08          NAIC rating:                                    --         0.000%
10.09          NAIC rating:                                    --         0.000%
10.10          NAIC rating:                                    --         0.000%

11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure, including Canadian-currency-denominated investments of:

                                                                         AMOUNT       PERCENTAGE
                                                                        ---------     ----------
11.01                                                                   $      --       0.000%
Supporting Canadian-denominated insurance liabilities of 11.01                 --       0.000%

         Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets; therefore, detail not required for
         interrogatory 12. (11.03)                                Yes [X] No [ ]

12.      Aggregate Canadian investment exposure:

                                                                          AMOUNT      PERCENTAGE
                                                                        ---------     ----------
12.01          Canadian investments                                      $     --       0.000%
12.02          Unhedged Canadian currency exposure                             --       0.000%

                                       40                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

         Assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets; therefore,
         detail not required for interrogatory 13.                Yes [X] No [ ]

                                                                          AMOUNT      PERCENTAGE
                                                                        ---------     ----------
13.01          Aggregate statement value of investments
                 with contractual sales restrictions                    $     --        0.000%
               Largest three investments with contractual
                 sales restrictions:
13.02                                                                         --        0.000%
13.03                                                                         --        0.000%
13.04                                                                         --        0.000%

14. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

         Assets held in equity interests less than 2.5% of the reporting entity's total admitted assets; therefore, detail not required for
         interrogatory 14.                                        Yes [X] No [ ]

                         INVESTMENT CATEGORY             AMOUNT          PERCENTAGE
                         -------------------             ------          ----------
14.01                                                  $       --          0.000%
14.02                                                          --          0.000%
14.03                                                          --          0.000%
14.04                                                          --          0.000%
14.05                                                          --          0.000%
14.06                                                          --          0.000%
14.07                                                          --          0.000%
14.08                                                          --          0.000%
14.09                                                          --          0.000%
14.10                                                          --          0.000%

                                       41                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

15. State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

         Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets; therefore, detail not
         required for interrogatory 15.                           Yes [X] No [ ]

                                                                          AMOUNT    PERCENTAGE
                                                                        ---------   ----------
15.01          Aggregate statement value of investments held in
                 nonaffiliated, privately placed equities               $     --       0.000%
               Largest three investments held in nonaffiliated
                 privately placed equities:
15.02                                                                         --       0.000%
15.03                                                                         --       0.000%
15.04                                                                         --       0.000%

16. State the amounts and percentages of the reporting entity's total admitted assets held in general partnership interests (included in other equity securities).

         Assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets; therefore, detail not
         required for interrogatory 16.                           Yes [X] No [ ]

                                                                          AMOUNT    PERCENTAGE
                                                                        ---------   ----------
16.01          Aggregate statement value of investments
                 held in nonaffiliated, privately placed equities       $      --     0.000%
               Largest three investments with contractual
                 sales restrictions:
16.02                                                                          --     0.000%
16.03                                                                          --     0.000%
16.04                                                                          --     0.000%

17. With respect to mortgage loans reported in schedule B, state the amounts and percentages of the reporting entity's total admitted assets held.

         Mortgage loans reported in schedule B less than 2.5% of the reporting entity's total admitted assets; therefore, detail not required for
         interrogatories 17 and 18.                               Yes [X] No [ ]

                                       42                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

         Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                AMOUNT       PERCENTAGE
                --------------------------------------------              ----------     ----------
17.01                                                                     $       --       0.000%
17.02                                                                             --       0.000%
17.03                                                                             --       0.000%
17.04                                                                             --       0.000%
17.05                                                                             --       0.000%
17.06                                                                             --       0.000%
17.07                                                                             --       0.000%
17.08                                                                             --       0.000%
17.09                                                                             --       0.000%
17.10                                                                             --       0.000%

18. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                         RESIDENTIAL                    COMMERCIAL                    AGRICULTURAL
                                  ------------------------       -----------------------       -------------------------
              LOAN-TO-VALUE       AMOUNT        PERCENTAGE       AMOUNT       PERCENTAGE       AMOUNT         PERCENTAGE
              -------------       ------        ----------       ------       ----------       ------         ----------
18.01          Above 95%          $   --          0.000%         $  --          0.000%         $  --            0.000%
18.02          91% to 95%             --          0.000%            --          0.000%            --            0.000%
18.03          81% to 90%             --          0.000%            --          0.000%            --            0.000%
18.04          71% to 80%             --          0.000%            --          0.000%            --            0.000%
18.05          Below 70%              --          0.000%            --          0.000%            --            0.000%

                                                                    AMOUNT         PERCENTAGE
                                                                   --------        ----------
18.06       Construction loans                                     $     --          0.000%
18.07       Mortgage loans over 90 days past due                         --          0.000%
18.08       Mortgage loans in the process of foreclosure                 --          0.000%
18.09       Mortgage loans foreclosed                                    --          0.000%
18.10       Restructured mortgage loans                                  --          0.000%

                                       43                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

         Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5% of the reporting entity's total admitted assets; therefore,
         detail not required for interrogatory 19.                Yes [X] No [ ]

                                                                    AMOUNT          PERCENTAGE
                                                                   --------         ----------
19.01                                                              $     --           0.000%
19.02                                                                    --           0.000%
19.03                                                                    --           0.000%
19.04                                                                    --           0.000%
19.05                                                                    --           0.000%

20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                 AT END OF EACH QUARTER
                                                                            ---------------------------------
                                                      AT YEAR-END           1ST QTR      2ND QTR      3RD QTR
                                                  ----------------------    -------      -------      -------
20.01          Securities lending (do not
                 include assets held as
                 collateral for such
                 transactions)                    $    --         0.000%    $  --           --           --
20.02          Repurchase agreements                   --         0.000%       --           --           --
20.03          Reverse repurchase
                 agreements                            --         0.000%       --           --           --
20.04          Dollar repurchase agreements            --         0.000%       --           --           --
20.05          Dollar reverse purchase
                 agreements                            --         0.000%       --           --           --

21. State the amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps, and floors:

                                                          OWNED                              WRITTEN
                                                 -------------------------           ------------------------
                                                 AMOUNT         PERCENTAGE           AMOUNT        PERCENTAGE
                                                 ------         ----------           ------        ----------
21.01          Hedging                           $   --           0.000%             $   --          0.000%
21.02          Income preparation                    --           0.000%                 --          0.000%
21.03          Other                                 --           0.000%                 --          0.000%

                                       44                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Schedule of Investment Risks Interrogatories

                           December 31, 2003 and 2002

22. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

                                                                                 AT END OF EACH QUARTER
                                                                            ---------------------------------
                                                        AT YEAR-END         1ST QTR      2ND QTR      3RD QTR
                                                  ----------------------    -------      -------      -------
22.01          Hedging                            $    --         0.000%    $   --         --            --
22.02          Income generation                       --         0.000%        --         --            --
22.03          Replications                            --         0.000%        --         --            --
22.04          Other                                   --         0.000%        --         --            --

23. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts:

                                                                                 AT END OF EACH QUARTER
                                                                            ---------------------------------
                                                        AT YEAR-END         1ST QTR      2ND QTR      3RD QTR
                                                  ----------------------    -------      -------      -------
23.01          Hedging                            $  --           0.000%    $    --         --           --
23.02          Income generation                     --           0.000%         --         --           --
23.03          Replications                          --           0.000%         --         --           --
23.04          Other                                 --           0.000%         --         --           --

24. State the amounts and percentages of the 10 largest investments included in the Write-ins for Invested Assets category included on the summary investment schedule:

                   TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)              AMOUNT       PERCENTAGE
                   --------------------------------------------              ------       ----------
24.01                                                                        $    --        0.000%
24.02                                                                             --        0.000%
24.03                                                                             --        0.000%
24.04                                                                             --        0.000%
24.05                                                                             --        0.000%
24.06                                                                             --        0.000%
24.07                                                                             --        0.000%
24.08                                                                             --        0.000%
24.09                                                                             --        0.000%
24.10                                                                             --        0.000%

See accompanying independent auditors' report.

                                       45



                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B.

B. EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.*

2.   Not Applicable.

3.   (i) Draft Distribution and Principal  Underwriters  Agreement.**
    (ii) Draft Affiliation Agreement.**
   (iii) Draft Form of Selling Agreement.**

4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract.**
    (ii) IRA  Endorsement.**
   (iii) 403(b)  Endorsement.**
    (iv) Unisex  Endorsement.**
     (v) Company Completion  Benefit.**
    (vi) Company Completion  Benefit.**
   (vii) Loan Provision  Endorsement.**
   (viii)401 Plan Endorsement.**
    (ix) 457  Plan  Endorsement.**
    (x)  Terminal  Illness  and Nursing  Home or  Hospital  Confinement
         Endorsement.**
   (xi)  Roth  408(a) Endorsement.**

5.   Application Forms.**

6.   (i) Copy of Articles of  Incorporation  of the  Company.*
    (ii) Copy of the Bylaws of the Company.*

7.   Not Applicable.

8.   (i) IMSF Participation Agreement.**
    (ii) Form of Janus Participation Agreement.+

9.   Opinion and Consent of Counsel.

10.  Independent Auditors' Consent.

11.  Not Applicable.

12.  Not Applicable.

13.  Not Applicable.

14.  Not Applicable.

15.  Company Organizational Chart.***

* Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

*** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal                      Position and Offices
Business Address*                          with Depositor
- -----------------------       ----------------------------------------
Richard Forrest Jones         Chief Executive Officer, Chief Financial

                              Officer, President, Treasurer and Director

Michael Eugene Hall           Sr. Vice President, Director

Mark Linsley Burley           Vice President of Administration

William Robert Hobbs II       Vice President, Controller and Assistant Secretary

David James Smith III         Senior Vice President, Secretary and Director

Dorothy Marie Jones           Director

Albert Harry Wohlers          Director
                              1440 N. Northwest Hwy.
                              Park Ridge, IL

George John Bereska           Director

Richard L. Andrews            Director
                              118 Hill Hall
                              Columbia, MO

Robert Eugene McGannon        Director
                              922 Walnut
                              Kansas City, MO

Gale Thomas Bartow            Consultant, Director
                              1201 Fairway Circle
                              Blue Springs, MO

Larry G. Vogt                 Director
                              3822 Summit
                              Kansas City, MO 64111

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2004 there were 711 Qualified Contract Owners and 36 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)  Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Richard F. Jones    President, Treasurer
      Michael E. Hall     Vice President
      Stephen A. Elliott  Chief Compliance Officer and Secretary

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Daniel Surber, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 28th day of April, 2004.

                             FSL SEPARATE ACCOUNT M
                             (Registrant)

                         By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                             (Depositor)

                         By:  /s/RICHARD F. JONES
                              ---------------------------------------


                             FIDELITY SECURITY LIFE INSURANCE COMPANY
                             (Depositor)

                         By:   /s/RICHARD F. JONES
                               -----------------------------------


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                      Date
- ---------                   -----                      ----

                            Chief Executive Officer,
/s/RICHARD F. JONES         Chief Financial Officer,     4-28-04
- -----------------------   President, Treasurer         -------
Richard F. Jones            and Director (Principal
                            Executive Officer and
                            Principal Financial
                            Officer)

/s/DAVID J. SMITH
- -----------------------   Director                     4-28-04
David J. Smith                                           -------

/s/WILLIAM R. HOBBS II      Vice President, Controller   4-28-04
- -----------------------   and Assistant Secretary      --------
William R. Hobbs II


/s/MICHAEL E. HALL          Director                     4-28-04
- -----------------------                                --------
Michael E. Hall


/s/DOROTHY M. JONES         Director                     4-28-04
- -----------------------                                --------
Dorothy M. Jones


/s/GALE T. BARTOW              Director                  4-28-04
- -----------------------                                -------
Gale T. Bartow


/s/ALBERT H. WOHLERS          Director                   4-28-04
- -----------------------                                --------
Albert H. Wohlers


/s/GEORGE J. BERESKA          Director                   4-28-04
- -----------------------                                --------
George J. Bereska


/s/RICHARD L. ANDREWS         Director                   4-28-04
- -----------------------                                --------
Richard L. Andrews


ROBERT E. MCGANNON*         Director                     4-28-04
- -----------------------                                --------
Robert E. McGannon



*By /s/DAVID J. SMITH
    ---------------------------------------
    David J. Smith, Attorney-in-Fact



                                INDEX TO EXHIBITS


EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Independent Auditors' Consents